Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System:
3.500%, 11/01/2024 (Insured by BAM)	$1,010,000	$1,105,258
3.500%, 11/01/2025 (Insured by BAM)	1,100,000	1,226,119
5.000%, 10/01/2028 (Callable 10/01/2026)(Insured by AGM)	310,000	374,352
Birmingham Airport Authority:
5.000%, 07/01/2027 (Insured by BAM)	500,000	617,999
4.000%, 07/01/2036 (Callable 07/01/2030)(Insured by BAM)	335,000	390,885
4.000%, 07/01/2037 (Callable 07/01/2030)(Insured by BAM)	500,000	579,029
City of Birmingham AL:
5.000%, 03/01/2040 (Callable 09/01/2025) (7)	205,000	241,548
5.000%, 03/01/2045 (Callable 09/01/2025) (7)	1,205,000	1,417,546
City of Pell City AL Special Care Facilities Financing Authority,
5.000%, 12/01/2031 (Callable 12/01/2021)	1,000,000	1,024,377
City of Troy AL,
5.000%, 07/01/2031 (Callable 07/01/2025)(Insured by BAM)	555,000	634,265
County of Jefferson AL:
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	1,000,000	911,784
5.000%, 09/15/2029 (Callable 03/15/2027)	570,000	693,338
0.000%, 10/01/2033 (Callable 10/01/2023)(Insured by AGM)	110,000	58,761
0.000%, 10/01/2034 (Callable 10/01/2023)(Insured by AGM)	480,000	237,167
Homewood Educational Building Authority:
4.000%, 12/01/2033 (Callable 12/01/2029)	785,000	908,991
4.000%, 12/01/2034 (Callable 12/01/2029)	255,000	294,420
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Pre-refunded to 06/01/2021)	200,000	201,511
Lauderdale County Agriculture Center Authority,
4.000%, 07/01/2034 (Callable 07/01/2024)	1,235,000	1,308,118
Leeds Public Educational Building Authority,
4.000%, 04/01/2034 (Callable 10/01/2025)(Insured by AGM)	450,000	502,169
Madison Water & Wastewater Board:
4.000%, 12/01/2037 (Callable 12/01/2029)	530,000	628,940
4.000%, 12/01/2039 (Callable 12/01/2029)	240,000	282,223
Mizuho Floater/Residual Trust,
0.360%, 12/01/2048 (Callable 05/03/2021)(Optional Put Date 05/05/2021) (1)(3)	5,700,000	5,700,000
Southeast Alabama Gas Supply District,
0.924%, 06/01/2049 (1 Month LIBOR USD + 0.850%)(Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (2)	750,000	755,082
Tallassee Board of Education:
4.000%, 08/01/2029 (Insured by AGM)	420,000	505,489
4.000%, 08/01/2030 (Insured by AGM)	435,000	526,898
4.000%, 08/01/2031 (Callable 08/01/2030)(Insured by AGM)	455,000	548,195
4.000%, 08/01/2032 (Callable 08/01/2030)(Insured by AGM)	470,000	563,732
UAB Medicine Finance Authority,
4.000%, 09/01/2038 (Callable 09/01/2029)	500,000	587,007
Wilsonville Industrial Development Board,
0.060%, 01/01/2024 (Optional Put Date 04/01/2021) (1)	7,800,000	7,800,000
Total Alabama (Cost $30,031,032)		30,625,203	3.1%

Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029 (Callable 06/01/2024)	225,000	253,074
5.000%, 12/01/2031 (Callable 06/01/2028)	500,000	613,660
3.450%, 12/01/2033 (Callable 06/01/2027)	200,000	204,522
4.000%, 06/01/2036 (Callable 06/01/2025)	1,750,000	1,910,214
Alaska Industrial Development & Export Authority,
4.000%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,818,455
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Callable 08/01/2023)	500,000	549,241
University of Alaska:
4.000%, 10/01/2025	170,000	190,547
4.000%, 10/01/2026 (Callable 10/01/2023)	650,000	693,934
5.000%, 10/01/2044 (Callable 10/01/2026)(Insured by AGM)	1,500,000	1,710,424
Total Alaska (Cost $7,653,482)		7,944,071	0.8%

Arizona
Arizona Industrial Development Authority:
3.375%, 07/01/2021 (3)	190,000	190,723
2.500%, 05/01/2022 (Insured by AGM) (3)	3,096,861	3,108,905
4.000%, 07/01/2023 (Insured by SD CRED PROG)	115,000	122,393
4.000%, 07/01/2023 (Insured by SD CRED PROG)	100,000	106,498
4.000%, 07/01/2024 (Insured by SD CRED PROG)	200,000	217,489
4.000%, 07/01/2025 (Insured by SD CRED PROG)	100,000	110,878
4.000%, 07/01/2026 (Insured by SD CRED PROG)	100,000	112,531
5.000%, 02/01/2028	200,000	252,399
5.000%, 05/01/2028	270,000	295,204
4.625%, 08/01/2028 (3)	1,160,000	1,287,071
5.000%, 02/01/2030	340,000	444,136
Arizona State University,
5.000%, 07/01/2029 (Callable 07/01/2024)	150,000	170,169
City of Phoenix Civic Improvement Corp.,
5.000%, 07/01/2034 (Callable 07/01/2027)	250,000	303,103
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	587,793
Industrial Development Authority of the City of Phoenix,
0.030%, 11/15/2052 (Optional Put Date 04/01/2021) (1)	1,800,000	1,800,000
Kyrene Elementary School District No. 28,
4.000%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,674,326
Maricopa County Industrial Development Authority:
2.625%, 07/01/2021	55,000	55,029
5.000%, 07/01/2028 (Insured by SD CRED PROG)	755,000	909,165
Town of Marana AZ:
4.000%, 07/01/2036 (Callable 07/01/2027)	350,000	393,875
4.000%, 07/01/2037 (Callable 07/01/2027)	500,000	561,240
Total Arizona (Cost $12,355,355)		12,702,927	1.3%

Arkansas
Arkansas Development Finance Authority:
4.000%, 12/01/2031 (Callable 12/01/2027)	380,000	431,645
4.000%, 12/01/2032 (Callable 12/01/2027)	400,000	452,851
4.000%, 12/01/2033 (Callable 12/01/2027)	415,000	468,322
4.000%, 12/01/2034 (Callable 12/01/2027)	430,000	484,129
4.000%, 12/01/2035 (Callable 12/01/2027)	445,000	499,775
4.000%, 12/01/2038 (Callable 12/01/2027)	250,000	278,645
4.000%, 06/01/2045 (Callable 12/01/2027)	2,250,000	2,553,434
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 06/01/2023)	1,025,000	1,087,477
Carroll-Boone Water District:
3.000%, 12/01/2028 (Callable 12/01/2025)	780,000	835,135
3.000%, 12/01/2029 (Callable 12/01/2025)	505,000	537,261
3.000%, 12/01/2030 (Callable 12/01/2025)	630,000	667,068
3.000%, 12/01/2032 (Callable 12/01/2025)	1,035,000	1,090,285
City of Conway AR,
5.000%, 10/01/2035 (Callable 04/01/2024)	185,000	208,041
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	1,500,000	1,510,667
3.050%, 01/01/2047 (Callable 01/01/2027)	815,000	836,677
City of Heber Springs AR,
3.000%, 11/01/2034 (Callable 11/01/2024)(Insured by BAM)	685,000	708,030
City of Hot Springs AR,
4.000%, 12/01/2030 (Callable 12/01/2023)(Insured by BAM)	540,000	587,240
City of Little Rock AR:
4.000%, 10/01/2031 (Callable 10/01/2025)	105,000	119,673
4.000%, 10/01/2033 (Callable 10/01/2025)	210,000	238,536
City of Lonoke AR:
5.000%, 06/01/2025	210,000	245,860
4.000%, 06/01/2028 (Callable 06/01/2025)	50,000	56,572
City of Magnolia AR,
3.200%, 08/01/2033 (Callable 08/01/2024)(Insured by BAM)	1,085,000	1,141,361
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	175,000	177,208
City of Maumelle AR:
4.000%, 08/01/2026 (Callable 08/01/2025)	25,000	27,690
4.000%, 08/01/2028 (Callable 08/01/2025)	290,000	317,916
4.000%, 08/01/2029 (Callable 08/01/2025)	700,000	763,438
4.000%, 08/01/2030 (Callable 08/01/2025)	325,000	352,954
City of North Little Rock AR:
4.000%, 11/01/2028 (Callable 05/01/2027)	645,000	763,141
4.000%, 11/01/2030 (Callable 05/01/2027)	650,000	756,501
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	730,000	763,668
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,485,000	1,547,413
City of Russellville AR,
4.000%, 07/01/2028 (Callable 07/01/2025)(Insured by AGM)	325,000	368,546
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	395,000	408,371
City of Springdale AR,
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	890,000	902,241
Conway Health Facilities Board,
5.000%, 08/01/2029 (Callable 08/01/2026)	360,000	425,221
Jackson County Special School District,
1.500%, 02/01/2024 (Callable 08/01/2022)(Insured by ST AID)	60,000	60,703
Little Rock Metrocentere Improvement District No. 1,
0.060%, 12/01/2025 (Optional Put Date 04/01/2021) (1)	1,000,000	1,000,000
National Park College District,
3.000%, 05/01/2025 (Callable 11/01/2024)	235,000	251,328
Southern Arkansas University:
4.000%, 03/01/2025 (Insured by AGM)	415,000	466,228
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)	520,000	581,412
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)	270,000	301,006
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)	545,000	606,692
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)	275,000	305,348
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	165,000	182,800
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	100,000	110,384
University of Central Arkansas:
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by BAM)	340,000	386,744
4.000%, 11/01/2028 (Callable 11/01/2025)(Insured by BAM)	250,000	282,192
4.000%, 11/01/2031 (Callable 11/01/2025)(Insured by BAM)	885,000	982,931
Total Arkansas (Cost $27,356,827)		28,130,760	2.8%

California
Acalanes Union High School District:
0.000%, 08/01/2028 (7)	105,000	113,009
0.000%, 08/01/2032 (7)	365,000	443,160
0.000%, 08/01/2035 (Callable 08/01/2029) (7)	250,000	286,370
0.000%, 08/01/2039 (Callable 08/01/2029) (7)	125,000	141,908
Alisal Union School District:
4.000%, 05/01/2034 (Callable 05/01/2029)(Insured by BAM)	385,000	451,414
4.000%, 05/01/2036 (Callable 05/01/2029)(Insured by BAM)	650,000	756,246
American Valley Community Services District,
1.500%, 11/01/2023 (Callable 11/01/2022) (3)	4,000,000	4,046,954
Bay Area Toll Authority:
1.310%, 04/01/2036 (SIFMA Municipal Swap Index + 1.250%)(Callable 10/01/2026)(Mandatory Tender Date 04/01/2027) (2)	65,000	67,616
1.160%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)	650,000	663,534
Beaumont Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (7)	90,000	118,316
Burbank Unified School District,
0.000%, 02/01/2038 (Callable 08/01/2028) (7)	210,000	224,228
California Health Facilities Financing Authority,
4.000%, 08/15/2035 (Callable 08/15/2026)	3,000,000	3,396,421
California Municipal Finance Authority:
5.000%, 08/01/2023	400,000	425,489
5.000%, 08/01/2024	400,000	434,073
5.000%, 10/01/2026	300,000	359,782
4.000%, 01/01/2048 (Pre-refunded to 01/01/2028)	200,000	239,581
California Public Finance Authority,
5.000%, 10/15/2021	200,000	204,511
Calipatria California Unified School District,
0.000%, 08/01/2026	140,000	129,614
Campbell Union School District,
0.000%, 08/01/2035 (Callable 08/01/2026) (7)	785,000	950,646
Carlsbad Unified School District,
0.000%, 08/01/2031 (7)	125,000	168,969
Chawanakee Unified School District:
4.000%, 08/01/2026 (Insured by BAM) (7)	110,000	128,219
4.000%, 08/01/2027 (Callable 08/01/2026)(Insured by BAM) (7)	100,000	115,852
4.000%, 08/01/2028 (Callable 08/01/2026)(Insured by BAM) (7)	75,000	86,250
4.000%, 08/01/2029 (Callable 08/01/2026)(Insured by BAM) (7)	80,000	91,292
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	400,000	403,920
City of Redding CA,
0.240%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)	55,000	55,000
Colton Joint Unified School District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2026)(Insured by AGM) (7)	300,000	373,753
Denair Unified School District,
0.000%, 08/01/2031 (Insured by AGM) (7)	130,000	177,514
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029 (Callable 09/01/2027)(Insured by BAM)	300,000	367,583
El Rancho Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2028)(Insured by AGM) (7)	475,000	567,208
Encinitas Union School District,
0.000%, 08/01/2031 (7)	260,000	342,508
Enterprise Elementary School District,
0.000%, 08/01/2035 (Callable 08/01/2031) (7)	155,000	216,470
Escondido Union High School District:
0.000%, 08/01/2029 (Insured by AGC)	500,000	436,806
6.875%, 08/01/2034 (Insured by AGC) (7)	330,000	533,784
Fontana Unified School District,
3.000%, 08/01/2041 (Callable 08/01/2028)(Insured by BAM)	1,750,000	1,872,509
Fresno Joint Powers Financing Authority,
5.000%, 04/01/2027 (Insured by AGM)	305,000	372,074
Grossmont Union High School District,
0.000%, 08/01/2039 (Callable 02/01/2025)(Insured by AGM)	500,000	228,829
Hueneme Elementary School District:
4.000%, 08/01/2037 (Callable 08/01/2028)(Insured by AGM)	500,000	580,677
4.000%, 08/01/2038 (Callable 08/01/2028)(Insured by AGM)	1,050,000	1,216,371
4.000%, 08/01/2039 (Callable 08/01/2028)(Insured by AGM)	660,000	762,797
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded to 08/01/2030)(Insured by AGM) (7)	140,000	210,156
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	275,000	322,289
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	101,370
5.000%, 11/15/2029	50,000	63,779
Los Alamitos Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2031) (7)	500,000	535,451
Los Angeles County Facilities, Inc.,
5.000%, 12/01/2043 (Callable 12/01/2028)	110,000	136,141
Los Angeles County Metropolitan Transportation Authority,
5.000%, 07/01/2044 (Callable 07/01/2028)	620,000	770,305
Mayers Memorial Hospital District:
0.000%, 08/01/2027	260,000	219,872
0.000%, 08/01/2028	290,000	236,559
Menifee Union School District,
3.000%, 08/01/2045 (Callable 08/01/2030)(Insured by AGM)	1,000,000	1,059,239
Mizuho Floater/Residual Trust,
0.260%, 03/01/2036 (Callable 05/03/2021)(Optional Put Date 04/07/2021) (1)(3)	4,000,000	4,000,000
Montebello Unified School District,
5.000%, 08/01/2033 (Callable 08/01/2026)	590,000	712,861
Mount Diablo Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM) (7)	175,000	191,404
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2029 (Insured by AGC) (7)	235,000	293,939
Oak Park Unified School District:
0.000%, 08/01/2031 (7)	160,000	220,573
0.000%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (7)	110,000	159,203
Ontario Montclair School District,
0.000%, 08/01/2028 (Insured by NATL)	1,450,000	1,302,438
Pajaro Valley Unified School District:
5.000%, 08/01/2032 (Callable 04/21/2021)(Insured by BAM)	120,000	120,185
5.000%, 08/01/2033 (Callable 04/21/2021)(Insured by BAM)	300,000	300,456
Palomar Community College District,
0.000%, 08/01/2039 (Callable 08/01/2035) (7)	385,000	487,965
Peralta Community College District,
3.500%, 08/01/2033 (Callable 08/01/2025)	1,325,000	1,429,989
Reef-Sunset Unified School District,
0.000%, 08/01/2033 (Callable 08/01/2026)(Insured by BAM) (7)	200,000	228,264
Rio Hondo Community College District:
0.000%, 08/01/2042 (Callable 08/01/2034) (7)	145,000	188,430
0.000%, 08/01/2042 (Callable 08/01/2034) (7)	490,000	645,930
Riverside County Redevelopment Successor Agency,
0.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (7)	100,000	111,513
Sacramento City Unified School District,
5.000%, 07/01/2025 (Callable 07/01/2024)	505,000	567,482
San Diego Unified School District:
4.000%, 07/01/2032 (Callable 07/01/2026)	165,000	190,156
0.000%, 07/01/2034 (Callable 07/01/2025)	1,650,000	1,087,573
San Jacinto Unified School District,
3.000%, 09/01/2028 (Insured by BAM)	400,000	418,040
San Mateo Foster City School District,
0.000%, 08/01/2026 (7)	75,000	84,116
Santa Barbara Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2033) (7)	485,000	695,085
Santa Paula Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2027) (7)	160,000	179,126
Saugus Union School District Financing Authority:
4.000%, 09/01/2032 (Callable 09/01/2027)(Insured by BAM)	600,000	700,188
4.000%, 09/01/2037 (Callable 09/01/2027)(Insured by BAM)	625,000	719,817
4.000%, 09/01/2049 (Callable 09/01/2027)(Insured by BAM)	1,000,000	1,124,680
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (7)	900,000	960,716
School District of Belmont-Redwood Shores CA,
0.000%, 08/01/2031 (Callable 08/01/2026) (7)	100,000	121,786
Sebastopol Union School District,
0.000%, 08/01/2042 (Callable 08/01/2031)(Insured by AGM) (7)	135,000	131,536
Solano County Community College District:
0.000%, 08/01/2027 (Callable 08/01/2025) (7)	245,000	260,841
0.000%, 08/01/2028 (Callable 08/01/2025) (7)	80,000	84,698
0.000%, 08/01/2030 (Callable 08/01/2025) (7)	285,000	298,116
0.000%, 08/01/2041 (Callable 08/01/2028) (7)	480,000	533,745
South Placer Wastewater Authority,
5.000%, 11/01/2034	500,000	689,028
Southern Kern Unified School District,
0.000%, 11/01/2034 (Insured by AGM)	425,000	310,367
Summerville Union High School District,
0.000%, 08/01/2033 (Callable 08/01/2028)(Insured by BAM) (7)	65,000	69,781
Temecula Valley Unified School District,
4.500%, 08/01/2035 (Callable 08/01/2024)(Insured by BAM) (7)	200,000	221,095
Tender Option Bond Trust:
0.260%, 07/01/2022 (Optional Put Date 04/07/2021) (1)(3)	3,680,000	3,680,000
0.260%, 06/15/2055 (1)(3)	3,000,000	3,000,000
University of California,
5.000%, 05/15/2043 (Callable 05/15/2028)	690,000	854,891
West Hills Community College District,
0.000%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM) (7)	50,000	56,180
Westside Union School District,
0.000%, 08/01/2028	160,000	143,822
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM) (7)	50,000	55,694
Total California (Cost $52,341,674)		53,838,127	5.4%

Colorado
Board of Governors of Colorado State University System,
5.000%, 03/01/2032 (Callable 03/01/2027)	125,000	149,353
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	2,000,000	2,328,145
Bromley Park Metropolitan District No. 2,
5.000%, 12/01/2023 (Insured by BAM)	225,000	250,484
Canterberry Crossing Metropolitan District II:
5.000%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	235,000	298,543
5.000%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	250,000	316,317
5.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)	530,000	668,112
City & County of Denver CO:
0.000%, 08/01/2030 (Callable 08/01/2026)	500,000	399,476
0.000%, 08/01/2031 (Callable 08/01/2026)	150,000	114,268
0.000%, 08/01/2032 (Callable 08/01/2026)	335,000	243,889
City of Commerce City CO:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by AGM)	100,000	125,687
5.000%, 12/15/2029 (Callable 12/15/2027)(Insured by AGM)	310,000	386,766
5.000%, 12/15/2030 (Callable 12/15/2027)(Insured by AGM)	500,000	620,646
City of Fort Lupton CO:
5.000%, 12/01/2027 (Insured by AGM)	75,000	94,637
5.000%, 12/01/2028 (Callable 12/01/2027)(Insured by AGM)	210,000	263,721
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by AGM)	250,000	312,562
5.000%, 12/01/2030 (Callable 12/01/2027)(Insured by AGM)	350,000	435,321
City of Sheridan CO,
5.000%, 12/01/2042 (Callable 12/01/2025)	1,130,000	1,323,811
Colorado Educational & Cultural Facilities Authority:
4.000%, 11/15/2021	225,000	229,882
5.000%, 10/01/2022	1,300,000	1,382,652
4.000%, 11/15/2022	445,000	465,329
5.000%, 10/01/2023	700,000	771,266
4.000%, 12/15/2025	1,320,000	1,390,357
4.000%, 04/01/2028	540,000	607,635
5.000%, 06/01/2029 (Callable 06/01/2024)	120,000	132,896
5.000%, 08/15/2030 (Callable 08/15/2024)	500,000	559,775
2.000%, 09/01/2030 (Callable 09/01/2028)	270,000	271,065
5.000%, 06/01/2031 (Callable 06/01/2024)	40,000	44,007
5.000%, 08/15/2034 (Callable 08/15/2024)	1,000,000	1,111,754
Colorado Health Facilities Authority:
5.000%, 12/01/2023	90,000	99,891
5.000%, 06/01/2027 (ETM)	750,000	934,234
5.000%, 09/01/2027	205,000	254,028
5.000%, 12/01/2030 (Callable 06/01/2025)	405,000	454,231
5.000%, 08/01/2036 (Callable 08/01/2029)	150,000	186,207
4.000%, 10/01/2037 (Callable 10/01/2030)	320,000	369,453
5.000%, 08/01/2049 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	3,130,000	3,723,000
Colorado Housing & Finance Authority:
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	295,000	320,186
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	2,225,000	2,487,341
Colorado School of Mines,
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by ST AID)	125,000	155,826
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	50,000	51,161
Crystal Valley Metropolitan District No. 2:
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)	800,000	941,836
4.000%, 12/01/2038 (Callable 12/01/2030)(Insured by AGM)	1,000,000	1,173,535
4.000%, 12/01/2039 (Callable 12/01/2030)(Insured by AGM)	1,785,000	2,089,147
Denver City & County Housing Authority,
0.600%, 08/01/2024	400,000	397,785
Denver Health & Hospital Authority:
5.000%, 12/01/2025	400,000	474,190
5.000%, 12/01/2027	340,000	423,309
E-470 Public Highway Authority:
0.000%, 09/01/2029 (Insured by NATL)	2,550,000	2,206,179
1.127%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 04/21/2021)(Mandatory Tender Date 09/01/2021) (2)	500,000	500,153
Glen Metropolitan District No. 1,
2.500%, 12/01/2025 (Insured by BAM)	90,000	93,108
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	295,000	293,955
Grand River Hospital District:
5.250%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	350,000	429,512
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	1,190,000	1,449,825
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	465,000	496,358
Pueblo Urban Renewal Authority,
4.750%, 12/01/2045 (Callable 12/01/2030) (3)	1,000,000	1,063,648
Regional Transportation District,
5.000%, 11/01/2033 (Callable 11/01/2027)	500,000	617,996
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022	80,000	81,386
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027	230,000	281,895
Stetson Ridge Metropolitan District No. 3,
2.000%, 12/01/2030 (Insured by AGM)	950,000	961,818
Vauxmont Metropolitan District:
5.000%, 12/15/2028 (Callable 12/15/2024)(Insured by AGM)	125,000	144,296
5.000%, 12/15/2029 (Callable 12/15/2024)(Insured by AGM)	125,000	143,673
5.000%, 12/15/2030 (Callable 12/15/2024)(Insured by AGM)	125,000	143,245
5.000%, 12/15/2031 (Callable 12/15/2024)(Insured by AGM)	135,000	154,381
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	2,675,000	2,828,087
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)	600,000	713,701
5.000%, 12/01/2026 (Insured by BAM)	460,000	562,216
Weld County School District No. Re-5J:
4.000%, 12/01/2039 (Callable 12/01/2030)(Insured by ST AID)	1,960,000	2,370,298
4.000%, 12/01/2040 (Callable 12/01/2030)(Insured by ST AID)	2,000,000	2,411,540
Total Colorado (Cost $45,688,504)		47,780,986	4.8%

Connecticut
City of Hartford CT,
5.000%, 04/01/2027 (Callable 04/01/2023)(Insured by BAM)	550,000	594,406
Connecticut Housing Finance Authority:
4.000%, 11/15/2047 (Callable 11/15/2026)	125,000	134,948
4.000%, 05/15/2049 (Callable 11/15/2028)	1,355,000	1,531,369
Connecticut State Health & Educational Facilities Authority:
5.000%, 11/01/2026	500,000	607,701
5.000%, 11/01/2026 (Callable 11/01/2022)	135,000	144,316
5.000%, 07/01/2030 (Callable 07/01/2021)	150,000	151,722
4.250%, 07/01/2031 (Callable 07/01/2022)	1,060,000	1,097,374
5.000%, 07/01/2034 (Callable 07/01/2022)	40,000	41,747
Connecticut State Higher Education Supplement Loan Authority:
5.000%, 11/15/2021	825,000	848,670
5.000%, 11/15/2027 (Callable 11/15/2026)	125,000	149,069
3.000%, 11/15/2035 (Callable 11/15/2026)	850,000	868,871
State of Connecticut:
5.000%, 04/15/2024	175,000	199,450
5.000%, 10/01/2027 (Callable 10/01/2023)	685,000	761,567
5.000%, 07/15/2030 (Callable 07/15/2023)	225,000	246,804
5.000%, 10/15/2032 (Callable 10/15/2022)	960,000	1,022,751
5.000%, 09/01/2033 (Callable 09/01/2026)	300,000	359,599
5.000%, 05/01/2034 (Callable 05/01/2030)	1,500,000	1,919,807
University of Connecticut:
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,000,000	1,204,702
4.000%, 11/01/2037 (Callable 11/01/2028)(Insured by BAM)	1,175,000	1,340,170
Total Connecticut (Cost $12,634,240)		13,225,043	1.3%

District of Columbia
District of Columbia,
4.000%, 03/01/2037 (Callable 09/01/2029)	700,000	835,011
District of Columbia Housing Finance Agency,
3.500%, 06/15/2023	225,000	232,121
District of Columbia Water & Sewer Authority,
5.000%, 10/01/2037 (Callable 04/01/2026)	275,000	326,884
Metropolitan Washington Airports Authority:
0.000%, 10/01/2029 (Insured by AGC)	110,000	96,156
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	293,975
6.500%, 10/01/2041 (Callable 10/01/2026)(Insured by AGC) (7)	355,000	449,603
6.500%, 10/01/2044 (Callable 10/01/2028) (7)	665,000	873,391
6.500%, 10/01/2044 (Callable 10/01/2028)(Insured by AGM) (7)	960,000	1,281,350
5.000%, 10/01/2053 (Callable 04/01/2022)	1,210,000	1,250,757
Total District of Columbia (Cost $5,345,497)		5,639,248	0.6%

Florida
Capital Trust Agency, Inc.:
5.000%, 12/15/2029 (Callable 06/15/2026)	400,000	454,337
4.000%, 06/01/2041 (Callable 06/01/2028)	330,000	351,830
4.000%, 06/01/2051 (Callable 06/01/2028)	400,000	421,284
4.000%, 06/01/2056 (Callable 06/01/2028)	485,000	506,583
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	475,000	566,932
4.000%, 12/01/2037 (Callable 12/01/2025)	1,000,000	1,119,940
4.000%, 12/01/2038 (Callable 12/01/2025)	500,000	556,877
City of Gainesville FL,
0.050%, 10/01/2042 (Optional Put Date 04/01/2021) (1)	4,000,000	4,000,000
City of Jacksonville FL:
0.100%, 05/01/2029 (Optional Put Date 04/01/2021) (1)	4,500,000	4,500,000
4.000%, 11/01/2032 (Callable 11/01/2029)	375,000	433,369
4.000%, 10/01/2033 (Callable 10/01/2026)	1,895,000	2,177,768
0.050%, 08/01/2036 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	1,400,000	1,400,000
City of Orlando FL:
5.000%, 11/01/2025 (Insured by AGM)	400,000	471,280
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	775,000	957,293
City of Tallahassee FL:
5.000%, 12/01/2023	400,000	445,081
5.000%, 12/01/2024	300,000	344,741
5.000%, 12/01/2029 (Callable 12/01/2025)	585,000	675,833
5.000%, 10/01/2033 (Callable 10/01/2025)	1,250,000	1,483,184
5.000%, 10/01/2034 (Callable 10/01/2024)	500,000	574,844
County of Jackson FL,
0.090%, 07/01/2022 (Optional Put Date 04/01/2021) (1)	1,430,000	1,430,000
County of Miami-Dade FL:
5.000%, 04/01/2027 (Callable 04/01/2026)	120,000	145,433
5.000%, 10/01/2032 (Callable 10/01/2026)	135,000	161,070
6.875%, 10/01/2034 (Callable 10/01/2029)(Insured by AGC) (7)	255,000	369,245
7.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGC) (7)	390,000	565,351
County of St. Lucie FL,
0.100%, 09/01/2028 (Optional Put Date 04/01/2021) (1)	5,000,000	5,000,000
Florida Department of Management Services,
5.000%, 11/01/2029	2,000,000	2,620,925
Florida Development Finance Corp.:
5.000%, 04/01/2028	400,000	490,858
5.000%, 04/01/2029	250,000	311,194
Florida Higher Educational Facilities Financial Authority,
5.000%, 10/01/2023	500,000	547,357
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	1,460,000	1,574,796
4.350%, 01/01/2046 (Callable 01/01/2024)	120,000	123,966
3.800%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	450,000	464,848
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	170,000	180,796
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)	175,000	190,682
Florida Municipal Loan Council,
5.000%, 10/01/2026	90,000	109,913
Florida Municipal Power Agency,
4.000%, 10/01/2030 (Callable 10/01/2027)	500,000	584,137
Highlands County Health Facilities Authority:
0.060%, 11/15/2035 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	2,950,000	2,950,000
0.060%, 11/15/2037 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	10,500,000	10,500,000
Hillsborough County Aviation Authority,
5.000%, 10/01/2035 (Callable 10/01/2024)	500,000	571,861
Jacksonville Electric Authority:
5.000%, 10/01/2028 (Callable 10/01/2027)	700,000	882,862
5.000%, 10/01/2032 (Callable 10/01/2027)	700,000	870,069
0.100%, 10/01/2036 (1)	8,000,000	8,000,000
Miami Health Facilities Authority,
5.000%, 07/01/2021	165,000	164,908
Monroe County School District,
5.000%, 10/01/2025 (Insured by AGM)	200,000	237,310
Orange County Convention Center:
5.000%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,201,916
4.000%, 10/01/2034 (Callable 10/01/2026)	250,000	283,846
4.000%, 10/01/2036 (Callable 10/01/2026)	300,000	339,137
Orange County Health Facilities Authority:
5.000%, 08/01/2028 (Callable 08/01/2024)	2,500,000	2,765,235
5.000%, 10/01/2035 (Callable 10/01/2026)	1,210,000	1,431,895
Orange County School Board:
5.000%, 08/01/2031 (Callable 08/01/2025)	990,000	1,164,512
5.000%, 08/01/2033 (Callable 08/01/2026)	150,000	180,730
Palm Beach County Health Facilities Authority:
5.000%, 05/15/2023	1,160,000	1,254,137
5.000%, 05/15/2024	300,000	334,317
4.000%, 05/15/2035 (Callable 05/15/2025)	175,000	185,261
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)	515,000	629,491
Putnam County Development Authority,
0.060%, 09/01/2024 (Optional Put Date 04/01/2021) (1)	2,100,000	2,100,000
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,127,586
School Board of Miami-Dade County,
5.000%, 11/01/2030 (Callable 11/01/2024)	185,000	212,057
Tender Option Bond Trust:
0.260%, 01/01/2046 (Callable 01/01/2025)(Optional Put Date 04/07/2021) (1)(3)	2,230,000	2,230,000
0.180%, 04/01/2053 (1)	6,000,000	6,000,000
University Park Recreation District:
2.750%, 05/01/2021 (Insured by BAM)	260,000	260,381
2.750%, 05/01/2022 (Insured by BAM)	265,000	270,706
2.750%, 05/01/2023 (Insured by BAM)	270,000	280,775
Village Community Development District No. 13,
2.625%, 05/01/2024	500,000	508,806
Village Community Development District No. 7,
4.000%, 05/01/2021	215,000	215,466
Total Florida (Cost $81,502,105)		83,465,011	8.3%

Georgia
Auburn Urban Redevelopment Agency:
4.000%, 10/01/2029 (Insured by BAM)	210,000	255,983
4.000%, 10/01/2030 (Insured by BAM)	275,000	339,191
Barnesville-Lamar County Industrial Development Authority,
5.000%, 06/01/2028	175,000	219,794
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	500,000	518,563
0.080%, 07/01/2049 (Optional Put Date 04/01/2021) (1)	8,885,000	8,885,000
0.070%, 11/01/2052 (Optional Put Date 04/01/2021) (1)	9,505,000	9,505,000
Carrollton Payroll Development Authority,
5.000%, 07/01/2029	1,175,000	1,509,383
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 05/03/2021)	225,000	225,791
5.500%, 11/01/2027 (Insured by AGM)	145,000	176,733
5.000%, 01/01/2028 (Callable 05/03/2021)	1,000,000	1,003,399
City of Dahlonega GA,
4.000%, 09/01/2021 (Insured by AGM)	150,000	152,198
City of Monroe GA:
4.000%, 12/01/2036 (Callable 12/01/2030)(Insured by AGM)	500,000	600,411
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)	750,000	897,536
Clayton County Development Authority,
4.000%, 07/01/2031 (Callable 07/01/2027)	495,000	563,099
Development Authority for Fulton County,
5.000%, 10/01/2029	1,710,000	2,160,362
Development Authority of Bulloch County:
5.000%, 07/01/2030	405,000	526,840
5.000%, 07/01/2031 (Callable 07/01/2030)	420,000	543,491
5.000%, 07/01/2032 (Callable 07/01/2030)	445,000	573,351
5.000%, 07/01/2033 (Callable 07/01/2030)	465,000	596,558
4.000%, 07/01/2039 (Callable 07/01/2030)	295,000	343,626
Development Authority of Cobb County:
5.000%, 07/15/2028 (Callable 07/15/2027)	305,000	373,525
5.000%, 06/01/2035 (Callable 06/01/2027)	645,000	787,835
Development Authority of Monroe County,
1.500%, 01/01/2039 (Mandatory Tender Date 02/03/2025) (1)	3,740,000	3,813,800
Gainesville & Hall County Hospital Authority:
5.000%, 02/15/2022	500,000	519,882
5.000%, 02/15/2029 (Callable 02/15/2027)	485,000	590,751
George L Smith II Congress Center Authority:
4.000%, 01/01/2036 (Callable 01/01/2031) (6)	500,000	571,819
4.000%, 01/01/2054 (Callable 01/01/2031) (6)	750,000	831,672
Georgia Housing & Finance Authority,
3.600%, 12/01/2033 (Callable 06/01/2027)	450,000	479,312
Main Street Natural Gas, Inc.,
0.907%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	2,000,000	2,015,849
Private Colleges & Universities Authority:
5.000%, 06/01/2027	420,000	512,549
5.000%, 06/01/2028	495,000	615,954
5.000%, 06/01/2029	400,000	506,046
Tender Option Bond Trust,
0.140%, 08/15/2048 (1)	3,425,000	3,425,000
Total Georgia (Cost $44,106,122)		44,640,303	4.5%

Illinois
Adams & Hancock Counties Community Unit School District No. 4:
4.000%, 12/01/2027 (Callable 12/01/2025)(Insured by BAM)	290,000	327,032
4.000%, 12/01/2029 (Callable 12/01/2025)(Insured by BAM)	310,000	345,291
4.000%, 12/01/2030 (Callable 12/01/2025)(Insured by BAM)	325,000	360,618
4.000%, 12/01/2032 (Callable 12/01/2025)(Insured by BAM)	350,000	386,401
Bourbonnais Township Park District:
4.000%, 12/15/2023 (Insured by BAM)	100,000	107,946
4.000%, 12/15/2024 (Insured by BAM)	125,000	137,830
4.000%, 12/15/2025 (Insured by BAM)	130,000	146,157
Bureau County Township High School District No. 502,
4.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	1,330,000	1,545,140
Channahon Park District:
4.000%, 12/15/2031 (Callable 12/15/2029)(Insured by BAM)	460,000	543,360
4.000%, 12/15/2034 (Callable 12/15/2029)(Insured by BAM)	510,000	594,407
4.000%, 12/15/2036 (Callable 12/15/2029)(Insured by BAM)	150,000	173,000
4.000%, 12/15/2038 (Callable 12/15/2029)(Insured by BAM)	595,000	681,103
Chicago Board of Education,
5.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,111,862
Chicago Park District,
5.000%, 01/01/2024	580,000	645,043
City of Chicago IL:
5.000%, 01/01/2024	250,000	274,892
5.000%, 01/01/2025 (Callable 01/01/2024)(Insured by AGM)	110,000	123,773
5.000%, 01/01/2026 (Callable 01/01/2024)	250,000	264,326
0.000%, 01/01/2027 (Insured by NATL)	195,000	174,602
5.000%, 11/01/2028 (Callable 11/01/2027)(Insured by AGM)	625,000	791,173
5.000%, 01/01/2030 (Callable 01/01/2024)(Insured by AGM)	445,000	496,446
5.625%, 01/01/2031 (Callable 01/01/2027)	250,000	298,965
4.000%, 11/01/2032 (Callable 11/01/2024)(Insured by BAM)	200,000	221,569
5.000%, 11/01/2033 (Callable 11/01/2027)(Insured by AGM)	375,000	464,298
5.000%, 01/01/2035 (Callable 01/01/2027)(Insured by AGM)	250,000	301,376
City of Decatur IL:
4.250%, 03/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	275,160
5.000%, 03/01/2034 (Callable 03/01/2026)(Insured by BAM)	855,000	1,016,748
City of Rockford IL,
3.000%, 12/15/2022 (Insured by AGM)	150,000	155,361
Cook & Will Counties School District No. 194:
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	160,000	178,834
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	130,000	145,084
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	195,194
Cook County School District No. 130:
5.000%, 12/01/2027 (Callable 12/01/2025)(Insured by AGM)	1,195,000	1,431,738
5.000%, 12/01/2028 (Callable 12/01/2025)(Insured by AGM)	1,000,000	1,195,062
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)	430,000	527,142
6.000%, 12/15/2027 (Insured by BAM)	1,150,000	1,492,996
Cook County School District No. 83,
5.625%, 06/01/2033	810,000	1,055,373
County of Cook IL,
5.000%, 11/15/2033 (Callable 11/15/2030)	1,500,000	1,930,917
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)	315,000	365,531
Exceptional Children Have Opportunities:
4.000%, 12/01/2034 (Callable 12/01/2029)	765,000	868,957
4.000%, 12/01/2035 (Callable 12/01/2029)	645,000	728,211
Ford, Champaign Counties Community Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	600,000	743,399
Hampshire Special Service Area No. 13:
3.000%, 03/01/2027 (Insured by BAM)	130,000	140,330
3.000%, 03/01/2028 (Callable 03/01/2027)(Insured by BAM)	140,000	149,564
3.000%, 03/01/2029 (Callable 03/01/2027)(Insured by BAM)	100,000	105,611
3.250%, 03/01/2032 (Callable 03/01/2027)(Insured by BAM)	165,000	173,830
3.300%, 03/01/2033 (Callable 03/01/2027)(Insured by BAM)	175,000	184,188
3.350%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)	185,000	194,554
3.400%, 03/01/2035 (Callable 03/01/2027)(Insured by BAM)	195,000	205,233
3.450%, 03/01/2036 (Callable 03/01/2027)(Insured by BAM)	205,000	215,674
3.500%, 03/01/2037 (Callable 03/01/2027)(Insured by BAM)	215,000	226,318
Henry & Whiteside Counties Community Unit School District No. 228,
5.000%, 08/15/2031 (Callable 08/15/2025)(Insured by AGM)	270,000	318,856
Huntley Area Public Library District,
5.000%, 02/01/2037 (Callable 02/01/2029)	500,000	626,174
Illinois Development Finance Authority,
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	1,125,000	1,195,439
Illinois Educational Facilities Authority,
4.000%, 11/01/2036 (Callable 11/01/2022)	1,065,000	1,136,234
Illinois Finance Authority:
5.000%, 10/01/2021	170,000	172,711
5.000%, 10/01/2023	105,000	112,805
5.000%, 11/01/2024	1,100,000	1,261,719
5.000%, 01/01/2029 (Callable 01/01/2027)	475,000	571,117
5.000%, 02/15/2029 (Callable 02/15/2027)	3,275,000	4,007,821
5.000%, 01/01/2030 (Callable 01/01/2027)	205,000	244,911
5.000%, 10/01/2030 (Callable 10/01/2026)	140,000	167,779
4.000%, 12/15/2032 (Callable 12/15/2029)	625,000	750,738
4.000%, 05/15/2034 (Callable 05/15/2026)	300,000	331,548
4.000%, 12/01/2040 (Callable 12/01/2027)	270,000	301,134
4.000%, 12/01/2042 (Callable 12/01/2027)	275,000	305,374
6.000%, 10/01/2048 (Callable 10/01/2022)	1,000,000	1,035,141
Illinois Housing Development Authority:
3.500%, 08/01/2031 (Callable 08/01/2027)(Insured by GNMA)	290,000	315,338
3.100%, 02/01/2035 (Callable 02/01/2026)	900,000	939,056
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	463,379	478,318
4.250%, 10/01/2049 (Callable 04/01/2028)	1,705,000	1,907,086
Illinois Sports Facilities Authority:
5.000%, 06/15/2029 (Insured by BAM)	2,500,000	3,158,029
5.000%, 06/15/2030 (Callable 06/15/2029)(Insured by BAM)	1,155,000	1,447,643
Illinois State Toll Highway Authority,
5.000%, 01/01/2042 (Callable 01/01/2028)	500,000	603,383
Illinois State University,
5.000%, 04/01/2031 (Callable 04/01/2028)(Insured by AGM)	500,000	622,285
Joliet Park District:
4.000%, 02/01/2030 (Callable 02/01/2024)(Insured by BAM)	250,000	267,118
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	315,000	332,266
Kankakee County School District No. 111,
4.000%, 01/01/2025 (Insured by BAM)	480,000	532,151
Kendall & Kane Counties Community Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,090,000	1,085,772
Kendall Kane & Will Counties Community Unit School District No. 308:
4.000%, 02/01/2030 (Callable 02/01/2025)(Insured by BAM)	2,550,000	2,845,112
4.750%, 10/01/2031 (Callable 10/01/2023)	1,000,000	1,104,285
Knox & Warren Counties Community Unit School District No. 205:
2.250%, 12/01/2033 (Callable 12/01/2027)(Insured by BAM)	2,215,000	2,199,729
4.000%, 01/01/2034 (Callable 01/01/2028)(Insured by BAM)	855,000	961,855
4.000%, 01/01/2036 (Callable 01/01/2028)(Insured by BAM)	920,000	1,030,012
Lake County Community Unit School District No. 187,
4.000%, 01/01/2035 (Callable 01/01/2027)(Insured by BAM)	1,190,000	1,310,609
Macon County School District No. 61:
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by AGM)	150,000	169,464
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)	200,000	224,423
4.000%, 01/01/2040 (Callable 01/01/2027)(Insured by AGM)	1,420,000	1,565,238
5.000%, 12/01/2040 (Callable 12/01/2028)(Insured by AGM)	580,000	710,211
Macoupin, Sangaman & Montgomery Government Bonds,
4.250%, 12/01/2032 (Callable 12/01/2023)(Insured by AGM)	685,000	750,995
Medinah Park District,
4.250%, 01/01/2028 (Callable 01/01/2024)	190,000	204,954
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (ETM)(Insured by NATL)	10,000	10,101
5.500%, 12/15/2023 (Insured by NATL)	90,000	97,946
5.700%, 06/15/2025 (Callable 06/15/2022)(Insured by NATL) (7)	50,000	52,539
0.000%, 06/15/2029 (Insured by NATL)	1,400,000	1,185,028
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)	1,500,000	1,836,091
Ogle & Winnebago Counties Community Unit School District No. 223:
5.000%, 12/01/2023 (Insured by BAM)	415,000	460,958
5.000%, 12/01/2024 (Insured by BAM)	100,000	114,214
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)	330,000	392,312
Peoria County Community Unit School District No. 323,
4.250%, 04/01/2032 (Callable 04/01/2022)	415,000	430,010
Richland County Community Unit School District No. 1:
5.000%, 12/01/2030 (Callable 12/01/2024)(Insured by AGM)	155,000	179,391
4.000%, 12/01/2033 (Callable 12/01/2024)(Insured by AGM)	1,750,000	1,943,102
Shelby Christian Macon Counties Community School District No. 21,
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	155,000	169,560
St. Clair County Community Consolidated School District,
0.000%, 12/01/2021	200,000	199,220
St. Clair County Community Unit School District No. 187,
4.000%, 01/01/2028 (Insured by AGM)	175,000	203,253
State of Illinois:
4.875%, 05/01/2021	1,000,000	1,003,172
5.000%, 01/01/2022 (Callable 04/19/2021)	220,000	220,411
4.000%, 03/01/2022	5,000,000	5,152,164
6.000%, 06/15/2024 (Insured by NATL)	100,000	115,714
5.000%, 06/15/2027 (Callable 06/15/2021)	1,500,000	1,510,518
5.500%, 07/01/2033 (Callable 07/01/2023)	410,000	440,749
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	2,500,000	2,681,518
Tazewell County School District No. 51,
9.000%, 12/01/2026 (Insured by NATL)	1,060,000	1,507,583
Tender Option Bond Trust,
0.240%, 12/01/2050 (Optional Put Date 04/07/2021) (1)(3)	3,255,000	3,255,000
University of Illinois,
5.000%, 10/01/2021	700,000	715,327
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2023	600,000	667,622
5.000%, 12/01/2024	585,000	672,244
4.000%, 01/01/2031 (Callable 01/01/2027) (3)	170,000	175,360
Village of Cary IL,
4.000%, 12/15/2038 (Callable 12/15/2029)	750,000	866,894
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	255,915
4.500%, 12/15/2026 (Callable 12/15/2022)(Insured by BAM)	200,000	211,767
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	330,000	368,233
Village of Franklin Park IL,
4.000%, 07/01/2029 (Callable 07/01/2025)(Insured by AGM)	450,000	502,313
Village of River Grove IL:
4.000%, 12/15/2027 (Callable 12/15/2026)(Insured by BAM)	135,000	153,049
4.000%, 12/15/2028 (Callable 12/15/2026)(Insured by BAM)	205,000	230,834
Village of Stone Park IL:
4.750%, 02/01/2029 (Callable 02/01/2023)(Insured by BAM)	230,000	245,156
4.750%, 02/01/2031 (Callable 02/01/2023)(Insured by BAM)	310,000	329,932
4.750%, 02/01/2032 (Callable 02/01/2023)(Insured by BAM)	275,000	292,635
4.750%, 02/01/2033 (Callable 02/01/2023)(Insured by BAM)	190,000	202,162
5.000%, 02/01/2035 (Callable 02/01/2029)(Insured by BAM)	300,000	360,112
5.000%, 02/01/2036 (Callable 02/01/2029)(Insured by BAM)	225,000	269,288
4.000%, 02/01/2037 (Callable 02/01/2029)(Insured by BAM)	185,000	206,127
4.000%, 02/01/2038 (Callable 02/01/2029)(Insured by BAM)	150,000	166,676
Will County Community High School District No. 210:
0.000%, 01/01/2023 (Insured by AGM)	140,000	137,803
0.000%, 01/01/2026 (Insured by AGM)	265,000	246,666
0.000%, 01/01/2027 (Insured by BAM)	1,120,000	1,017,204
0.000%, 01/01/2027 (Insured by AGM)	115,000	104,445
0.000%, 01/01/2028 (Insured by BAM)	1,140,000	1,006,003
0.000%, 01/01/2028 (Insured by AGM)	180,000	158,843
0.000%, 01/01/2028	50,000	42,676
0.000%, 01/01/2029	40,000	32,887
0.000%, 01/01/2033 (Insured by BAM)	600,000	447,014
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	400,000	452,259
Will County Community Unit School District No. 201-U:
4.000%, 01/01/2033 (Callable 01/01/2028)(Insured by AGM)	245,000	276,019
4.000%, 01/01/2034 (Callable 01/01/2028)(Insured by AGM)	785,000	881,527
4.000%, 01/01/2035 (Callable 01/01/2028)(Insured by AGM)	480,000	537,825
Will County Township High School District No. 204,
5.000%, 01/01/2025	125,000	143,104
Total Illinois (Cost $92,447,739)		97,258,927	9.7%

Indiana
Bloomington Redevelopment District:
5.000%, 02/01/2025	325,000	376,917
5.000%, 08/01/2025	335,000	394,520
5.250%, 08/01/2036 (Callable 08/01/2029)	1,450,000	1,873,101
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Pre-refunded to 08/01/2022)	250,000	262,845
City of Jeffersonville IN,
5.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)	325,000	408,747
City of Lawrence IN,
5.000%, 01/01/2027 (Insured by BAM)	385,000	468,407
Evansville Park District:
5.000%, 08/15/2035 (Callable 02/15/2028)(Insured by BAM)	150,000	185,977
5.000%, 08/15/2036 (Callable 02/15/2028)(Insured by BAM)	1,335,000	1,649,519
Franklin Township-Marion County Multiple School Building Corp.,
5.000%, 01/15/2035 (Callable 01/15/2023)(Insured by ST AID)	505,000	543,423
Hammond Multi-School Building Corp.,
4.500%, 07/15/2026 (Callable 01/15/2024)(Insured by ST AID)	625,000	691,342
Hammond Sanitary District:
5.000%, 07/15/2026 (Insured by BAM)	610,000	734,835
5.000%, 01/15/2028 (Callable 07/15/2027)(Insured by BAM)	295,000	368,261
Indiana Bond Bank:
0.720%, 10/15/2022 (SIFMA Municipal Swap Index + 0.660%) (2)	125,000	125,010
1.093%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	510,000	510,162
Indiana Finance Authority:
5.000%, 10/01/2023	180,000	195,533
5.000%, 10/01/2032 (Callable 10/01/2023)	3,520,000	3,651,603
4.000%, 05/01/2035 (Pre-refunded to 05/01/2023)	290,000	312,965
3.750%, 10/01/2037 (Callable 10/01/2023)	235,000	227,404
3.750%, 10/01/2042 (Callable 10/01/2023)	190,000	177,464
5.500%, 08/15/2045 (Callable 05/03/2021)	225,000	225,389
Indiana Health & Educational Facilities Financing Authority:
1.750%, 11/15/2031 (Pre-refunded to 11/02/2021) (1)	10,000	10,075
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	715,000	721,531
Indiana Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2025)	1,000,000	1,154,921
Indiana University,
4.000%, 08/01/2035 (Callable 08/01/2027)	80,000	91,404
Indianapolis Local Public Improvement Bond Bank:
5.000%, 01/01/2033 (Pre-refunded to 01/01/2025)	500,000	584,860
5.000%, 02/01/2035 (6)	200,000	221,274
5.000%, 02/01/2036 (6)	750,000	828,840
5.000%, 02/01/2054 (Callable 02/01/2029)	1,710,000	2,093,937
IPS Multi-School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2025)(Insured by ST AID)	925,000	1,073,465
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029 (Insured by ST AID)	1,000,000	1,283,806
Loogootee School Building Corp.,
4.000%, 07/15/2026 (Insured by ST AID)	135,000	156,308
Munster School Building Corp.:
5.000%, 07/15/2021 (Insured by ST AID)	130,000	131,624
4.000%, 07/15/2024 (Insured by ST AID)	170,000	187,140
North Montgomery High School Building Corp.,
5.000%, 07/15/2033 (Callable 07/15/2026)(Insured by ST AID)	165,000	198,724
Shelbyville Central Renovation School Building Corp.,
5.000%, 01/15/2029 (Callable 07/15/2026)(Insured by ST AID)	220,000	265,991
Taylor Community School Building Corp.,
0.000%, 07/15/2029 (Callable 07/15/2025)(Insured by ST AID)	360,000	291,707
Tipton County Jail Building Corp.,
5.000%, 01/15/2027 (Insured by ST AID)	245,000	298,350
Tri-Creek 2002 High School Building Corp.,
4.000%, 07/15/2039 (Callable 07/15/2028)(Insured by ST AID)	345,000	392,388
Westfield High School Building Corp.:
5.000%, 01/15/2029 (Callable 01/15/2026)(Insured by ST AID)	250,000	297,420
5.000%, 01/15/2030 (Callable 01/15/2026)(Insured by ST AID)	300,000	356,514
5.000%, 07/15/2031 (Callable 01/15/2026)(Insured by ST AID)	150,000	178,147
Total Indiana (Cost $23,225,176)		24,201,850	2.4%

Iowa
City of Cedar Rapids IA,
0.123%, 08/15/2029 (Insured by AMBAC) (1)(5)	3,080,000	3,003,000
City of Coralville IA,
4.000%, 05/01/2022	100,000	100,908
City of Greenfield IA,
4.000%, 09/01/2036 (Callable 09/01/2026)(Insured by AGM)	200,000	229,562
County of Carroll IA,
5.000%, 06/01/2035 (Callable 06/01/2027)	645,000	789,977
Iowa Finance Authority:
0.060%, 12/01/2033 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	1,000,000	1,000,000
0.060%, 12/01/2033 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	1,355,000	1,355,000
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,820,000	2,060,678
2.875%, 05/15/2049 (Callable 04/21/2021)	450,000	454,457
Iowa Higher Education Loan Authority:
3.750%, 05/19/2021	2,000,000	2,003,798
3.000%, 04/01/2029	870,000	970,748
3.000%, 04/01/2030	650,000	724,617
3.000%, 04/01/2031	525,000	584,672
Southern Iowa Rural Water Association,
3.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)	1,030,000	1,124,293
Total Iowa (Cost $14,169,829)		14,401,710	1.4%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	525,000	536,635
City of Hutchinson KS:
4.000%, 12/01/2021	360,000	364,871
5.000%, 12/01/2022	140,000	147,655
Kansas Independent College Finance Authority,
5.000%, 05/01/2021	1,600,000	1,603,080
Total Kansas (Cost $2,599,660)		2,652,241	0.3%

Kentucky
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	420,000	391,447
0.000%, 10/01/2026 (Insured by NATL)	510,000	463,889
0.000%, 10/01/2027 (Insured by NATL)	480,000	424,266
0.000%, 10/01/2028 (Insured by NATL)	645,000	551,870
0.150%, 05/01/2034 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	6,235,000	6,235,000
5.250%, 08/15/2046 (Pre-refunded to 08/15/2021)	790,000	804,421
Kentucky Public Energy Authority:
4.000%, 08/01/2027	250,000	291,843
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	675,000	746,832
1.377%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	2,000,000	2,045,093
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)	490,000	560,984
Paducah Electric Plant Board,
5.000%, 10/01/2032 (Callable 10/01/2026)(Insured by AGM)	1,000,000	1,216,158
Total Kentucky (Cost $13,332,549)		13,731,803	1.4%

Louisiana
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)	350,000	386,610
Louisiana Housing Corp.,
4.500%, 12/01/2047 (Callable 12/01/2027)	165,000	183,920
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 10/01/2023 (Insured by BAM)	200,000	222,672
5.000%, 10/01/2024 (Insured by BAM)	100,000	115,344
Louisiana Public Facilities Authority,
0.000%, 10/01/2024 (7)	125,000	120,829
Louisiana State University & Agricultural & Mechanical College:
5.000%, 07/01/2030 (Callable 07/01/2026)(Insured by BAM)	380,000	452,028
4.000%, 07/01/2032 (Callable 07/01/2026)(Insured by BAM)	485,000	547,822
Morehouse Parish Hospital Service District No. 1,
4.000%, 10/01/2028 (Callable 10/01/2027) (6)	660,000	714,365
St. Tammany Parish Wide School District No. 12:
4.000%, 03/01/2035 (Callable 03/01/2027)	100,000	113,170
4.000%, 03/01/2036 (Callable 03/01/2027)	115,000	129,484
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)	715,000	530,517
Total Louisiana (Cost $3,344,673)		3,516,761	0.4%

Maine
Maine Health & Higher Educational Facilities Authority,
4.000%, 07/01/2037 (Callable 07/01/2029)	230,000	262,002
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	120,000	125,767
4.000%, 11/15/2045 (Callable 11/15/2025)	265,000	279,559
3.500%, 11/15/2046 (Callable 11/15/2025)	25,000	26,039
3.500%, 11/15/2047 (Callable 11/15/2026)	620,000	662,940
4.000%, 11/15/2049 (Callable 05/15/2028)	435,000	478,228
4.000%, 11/15/2050 (Callable 05/15/2029)	990,000	1,112,806
Total Maine (Cost $2,854,357)		2,947,341	0.3%

Maryland
County of Baltimore MD,
3.000%, 09/01/2027 (Callable 09/01/2022)	1,000,000	1,033,964
Maryland Community Development Administration:
3.500%, 03/01/2050 (Callable 03/01/2029)	680,000	746,124
3.250%, 09/01/2050 (Callable 09/01/2029)	6,000,000	6,598,498
Maryland Health & Higher Educational Facilities Authority:
5.000%, 01/01/2028	300,000	348,779
4.000%, 01/01/2029	980,000	1,117,888
5.000%, 01/01/2029	290,000	341,341
5.000%, 01/01/2030	185,000	219,949
0.060%, 07/01/2033 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	3,535,000	3,535,000
Total Maryland (Cost $13,941,117)		13,941,543	1.4%

Massachusetts
Commonwealth of Massachusetts,
5.000%, 09/01/2038 (Callable 09/01/2028)	1,375,000	1,734,915
Massachusetts Development Finance Agency:
5.000%, 07/01/2022 (Callable 07/01/2021)	1,000,000	1,010,893
5.000%, 10/01/2025 (Insured by AGM)	575,000	677,250
Massachusetts Housing Finance Agency:
4.000%, 12/01/2028 (Callable 06/01/2023)	1,000,000	1,053,142
4.500%, 12/01/2048 (Callable 12/01/2027)	1,645,000	1,827,093
4.000%, 06/01/2049 (Callable 12/01/2028)	880,000	972,159
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 05/03/2021)(Insured by AGC)	350,000	350,971
University of Massachusetts:
5.000%, 11/01/2039 (Pre-refunded to 11/01/2024)	70,000	81,627
5.000%, 11/01/2039 (Callable 11/01/2024)	200,000	229,785
Total Massachusetts (Cost $7,793,141)		7,937,835	0.8%

Michigan
City of Detroit MI,
5.250%, 07/01/2041 (Pre-refunded to 07/01/2021)	50,000	50,616
City of Monroe MI,
4.000%, 05/01/2031 (Callable 05/01/2024)	150,000	165,296
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)	25,000	27,604
Detroit Michigan School District,
5.000%, 05/01/2033 (Callable 05/01/2022)(Insured by Q-SBLF)	1,000,000	1,050,045
Eastern Michigan University,
4.000%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)	985,000	1,110,799
Ferris State University,
5.000%, 10/01/2026	865,000	1,050,174
Flushing Community Schools,
4.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	220,000	261,822
Great Lakes Water Authority,
5.000%, 07/01/2033 (Callable 07/01/2028)	1,000,000	1,248,495
Michigan Finance Authority:
5.000%, 12/01/2021	265,000	272,954
4.000%, 10/01/2024	650,000	678,760
5.000%, 09/01/2029	400,000	487,555
5.000%, 09/01/2030 (Callable 03/01/2030)	440,000	537,446
5.000%, 07/01/2034 (Callable 07/01/2025)	250,000	293,097
5.000%, 07/01/2036 (Callable 07/01/2024)(Insured by NATL)	500,000	566,370
5.000%, 07/01/2044 (Callable 07/01/2024)	125,000	133,179
Michigan State Building Authority,
0.120%, 10/15/2042 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	2,000,000	2,000,000
Michigan State Hospital Finance Authority,
4.000%, 11/15/2047 (Callable 11/15/2026)	575,000	637,581
Michigan State Housing Development Authority:
4.250%, 12/01/2049 (Callable 06/01/2028)	1,815,000	2,022,922
3.500%, 12/01/2050 (Callable 06/01/2029)	1,985,000	2,197,915
Michigan State University,
5.000%, 02/15/2037 (Callable 08/15/2029)	525,000	665,930
Pinckney Community Schools,
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	750,000	902,827
Romeo Community School District,
5.000%, 05/01/2029 (Callable 05/01/2026)(Insured by Q-SBLF)	1,000,000	1,210,960
Roseville Community Schools,
5.000%, 05/01/2026 (Insured by Q-SBLF)	400,000	484,384
Swartz Creek Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)	815,000	1,015,053
Trenton Public Schools School District:
5.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	135,000	173,382
5.000%, 05/01/2030 (Callable 05/01/2028)(Insured by Q-SBLF)	300,000	383,658
Wayne County Airport Authority:
5.000%, 12/01/2026	185,000	226,566
5.000%, 12/01/2031 (Callable 12/01/2027)	375,000	455,394
Wayne-Westland Community Schools,
4.000%, 11/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	500,000	583,937
Western Michigan University:
5.000%, 11/15/2029 (Callable 05/15/2025)	250,000	290,524
5.000%, 11/15/2030 (Insured by AGM)	100,000	130,929
5.000%, 11/15/2030 (Insured by AGM) (6)	300,000	389,489
5.000%, 11/15/2038 (Callable 05/15/2031)(Insured by AGM) (6)	375,000	468,438
5.000%, 11/15/2039 (Callable 05/15/2031)(Insured by AGM) (6)	400,000	498,342
5.000%, 11/15/2040 (Callable 05/15/2031)(Insured by AGM) (6)	420,000	521,775
Total Michigan (Cost $22,483,036)		23,194,218	2.3%

Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	244,165
5.000%, 05/01/2031 (Callable 05/01/2027)	520,000	611,403
City of Minneapolis MN,
5.000%, 11/15/2034 (Callable 11/15/2025)	680,000	783,785
Housing & Redevelopment Authority of The City of St. Paul:
5.000%, 12/01/2029	1,175,000	1,410,419
5.000%, 12/01/2030	300,000	361,975
5.000%, 12/01/2036 (Callable 12/01/2030)	1,600,000	1,876,724
Maple River Independent School District No. 2135:
4.000%, 02/01/2037 (Callable 02/01/2030)(Insured by SD CRED PROG)	970,000	1,157,275
4.000%, 02/01/2038 (Callable 02/01/2030)(Insured by SD CRED PROG)	700,000	832,605
Minnesota Housing Finance Agency:
4.375%, 07/01/2026 (Callable 07/01/2021)(Insured by GNMA)	105,000	105,731
3.600%, 07/01/2033 (Callable 01/01/2023)(Insured by GNMA)	605,000	623,621
4.000%, 01/01/2038 (Callable 01/01/2024)	525,000	560,200
3.800%, 07/01/2038 (Callable 01/01/2023)(Insured by GNMA)	195,000	200,991
0.490%, 01/01/2045 (SIFMA Municipal Swap Index + 0.430%)(Callable 01/01/2023)(Mandatory Tender Date 07/03/2023)(Insured by GNMA) (2)	3,000,000	3,008,782
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	480,000	513,205
Plymouth Intermediate District No. 287:
4.000%, 02/01/2027	200,000	233,546
4.000%, 02/01/2028 (Callable 02/01/2027)	350,000	404,623
4.000%, 02/01/2037 (Callable 02/01/2027)	250,000	277,487
St. Paul Port Authority,
4.000%, 10/01/2041 (Callable 10/01/2027)	400,000	441,657
Total Minnesota (Cost $13,310,779)		13,648,194	1.4%

Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)	500,000	603,242
City of Gulfport MS:
5.000%, 07/01/2024	485,000	542,268
5.000%, 07/01/2027 (Callable 07/01/2026)	500,000	581,588
City of Ridgeland MS:
3.000%, 10/01/2025	1,000,000	1,054,421
3.000%, 10/01/2026	1,100,000	1,165,500
3.000%, 10/01/2028 (Callable 10/01/2027)	690,000	725,638
3.000%, 10/01/2029 (Callable 10/01/2027)	540,000	562,970
Copiah-Lincoln Community College District,
2.500%, 09/01/2021 (Insured by MAC)	175,000	176,588
Medical Center Educational Building Corp.,
5.000%, 06/01/2042 (Callable 06/01/2027)	500,000	594,413
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)	2,100,000	2,208,319
Mississippi Development Bank:
5.000%, 03/01/2030 (Callable 03/01/2028) (6)	330,000	408,523
5.000%, 03/01/2031 (Callable 03/01/2028) (6)	175,000	216,040
4.000%, 03/01/2032 (Callable 03/01/2028) (6)	200,000	231,846
4.000%, 03/01/2033 (Callable 03/01/2028) (6)	300,000	346,570
5.250%, 03/01/2034 (Callable 03/01/2028)	490,000	598,364
4.000%, 03/01/2036 (Callable 03/01/2028) (6)	300,000	346,075
5.000%, 03/01/2048 (Callable 03/01/2029)(Insured by BAM)	1,000,000	1,233,476
State of Mississippi:
5.000%, 10/15/2028 (Callable 10/15/2025)	1,260,000	1,460,224
5.000%, 10/01/2032 (Callable 10/01/2027)	215,000	266,779
5.000%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,141,434
University of Southern Mississippi,
5.000%, 09/01/2035 (Callable 09/01/2026)	385,000	455,314
West Rankin Utility Authority:
5.000%, 01/01/2028 (Callable 01/01/2025)(Insured by AGM)	110,000	126,789
5.000%, 01/01/2029 (Callable 01/01/2025)(Insured by AGM)	300,000	344,807
5.000%, 01/01/2030 (Callable 01/01/2025)(Insured by AGM)	590,000	675,180
Total Mississippi (Cost $15,559,052)		16,066,368	1.6%

Missouri
Center School District No. 58:
4.000%, 04/15/2030 (Callable 04/15/2027)	210,000	240,862
4.000%, 04/15/2031 (Callable 04/15/2027)	220,000	247,437
County of Cape Girardeau MO:
5.000%, 06/01/2023 (6)	625,000	658,200
5.000%, 06/01/2024 (6)	825,000	900,850
5.000%, 06/01/2025 (6)	650,000	732,290
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 02/01/2025 (Callable 02/01/2024)	45,000	49,401
5.000%, 09/01/2025	365,000	416,304
5.000%, 09/01/2026	410,000	476,509
5.000%, 09/01/2027	280,000	331,367
5.000%, 11/15/2027 (Callable 11/15/2025)	525,000	615,602
5.000%, 06/01/2031 (Callable 06/01/2024)	50,000	56,355
5.000%, 02/01/2035 (Callable 02/01/2024)	295,000	316,050
5.250%, 10/01/2041 (Pre-refunded to 10/01/2021)	100,000	102,522
Jackson County Reorganized School District No. 7,
4.000%, 03/01/2039 (Callable 03/01/2029)	2,500,000	2,969,787
Jackson County School District No. R-IV,
6.000%, 03/01/2038 (Callable 03/01/2029)(Insured by ST AID)	1,005,000	1,353,958
Missouri Housing Development Commission:
3.700%, 11/01/2035 (Callable 05/01/2025)(Insured by GNMA)	50,000	52,604
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	405,000	412,622
Missouri Southern State University:
4.000%, 10/01/2033 (Callable 10/01/2029)(Insured by AGM)	110,000	124,853
4.000%, 10/01/2034 (Callable 10/01/2029)(Insured by AGM)	115,000	130,123
4.000%, 10/01/2035 (Callable 10/01/2029)(Insured by AGM)	125,000	141,031
4.000%, 10/01/2036 (Callable 10/01/2029)(Insured by AGM)	150,000	168,650
4.000%, 10/01/2038 (Callable 10/01/2029)(Insured by AGM)	140,000	156,465
4.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGM)	110,000	122,629
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	260,000	273,311
Public Water Supply District No. 1,
4.000%, 07/01/2029 (Callable 07/01/2026)	145,000	165,475
St. Charles County Francis Howell R-III School District,
4.000%, 03/01/2031 (Callable 03/01/2028)	2,425,000	2,865,116
St. Louis Land Clearance for Redevelopment Authority,
3.875%, 10/01/2035 (Callable 10/01/2029)	370,000	359,788
Total Missouri (Cost $14,178,977)		14,440,161	1.4%

Montana
Montana Board of Housing:
3.600%, 12/01/2030 (Callable 06/01/2022)	350,000	358,416
3.750%, 12/01/2038 (Callable 12/01/2027)(Insured by FHA)	465,000	503,595
Montana Facility Finance Authority,
4.000%, 07/01/2024	150,000	161,331
Yellowstone County School District No. 8,
5.000%, 07/01/2027	225,000	279,635
Total Montana (Cost $1,231,287)		1,302,977	0.1%

Nebraska
Central Plains Energy Project:
5.000%, 09/01/2027 (Callable 09/01/2022)	340,000	361,005
5.000%, 09/01/2042 (Callable 09/01/2022)	585,000	621,140
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)	550,000	612,660
Colfax County School District No. 123,
4.000%, 12/15/2030 (Pre-refunded to 05/22/2024)	225,000	250,323
County of Douglas NE,
5.000%, 07/01/2036 (Callable 07/01/2027)	200,000	242,973
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2030 (Callable 05/15/2026)	90,000	105,823
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)	360,000	374,946
3.500%, 09/01/2046 (Callable 03/01/2025)	100,000	106,898
Village of Boys Town NE,
3.000%, 09/01/2028	1,975,000	2,218,408
Total Nebraska (Cost $4,599,850)		4,894,176	0.5%

Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)	250,000	299,201
City of Las Vegas NV Special Improvement District No. 815:
4.000%, 12/01/2021	100,000	101,908
3.000%, 12/01/2022	100,000	102,907
City of Yerington NV,
1.625%, 11/01/2023 (Callable 11/01/2022)	2,000,000	2,021,406
Clark County School District,
5.000%, 06/15/2032 (Callable 06/15/2027)(Insured by BAM)	450,000	546,608
Nevada Housing Division:
4.000%, 04/01/2049 (Callable 10/01/2028)(Insured by GNMA)	1,895,000	2,107,549
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)	390,000	434,312
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)	300,000	332,552
Washoe County School District,
5.000%, 05/01/2030 (Callable 05/01/2027)	525,000	643,617
Total Nevada (Cost $6,374,430)		6,590,060	0.7%

New Hampshire
New Hampshire Health and Education Facilities Authority:
3.150%, 04/01/2022 (Callable 11/01/2021) (3)	4,875,000	4,896,430
5.000%, 10/01/2032 (Callable 10/01/2027)	275,000	330,736
Total New Hampshire (Cost $5,233,876)		5,227,166	0.5%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2027 (3)	3,293,000	3,643,340
City of Newark NJ:
5.000%, 10/01/2021 (Insured by ST AID)	100,000	102,055
5.000%, 10/01/2021	200,000	204,190
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)	400,000	432,423
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)	440,000	480,960
Gloucester County Improvement Authority,
4.000%, 07/01/2051 (Callable 07/01/2030)(Insured by BAM) (6)	1,000,000	1,138,738
New Jersey Economic Development Authority:
4.000%, 06/15/2022	775,000	809,352
5.000%, 06/15/2023 (Insured by BAM)	295,000	325,144
5.000%, 03/01/2024 (Callable 03/01/2023)	150,000	162,465
4.000%, 11/01/2027	1,100,000	1,289,166
3.125%, 07/01/2029 (Callable 07/01/2027)	90,000	90,774
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025 (Insured by AGM)	150,000	176,954
4.000%, 07/01/2026 (Callable 07/01/2022)	1,000,000	1,039,951
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	150,000	175,692
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	1,280,000	1,313,446
New Jersey Housing & Mortgage Finance Agency:
1.500%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	575,000	577,942
4.500%, 10/01/2048 (Callable 10/01/2027)	1,295,000	1,462,821
4.750%, 10/01/2050 (Callable 04/01/2028)	445,000	506,488
3.500%, 04/01/2051 (Callable 04/01/2029)	3,500,000	3,897,963
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2024 (Insured by BHAC)	605,000	589,718
0.000%, 12/15/2028 (Insured by BHAC)	240,000	215,894
5.000%, 06/15/2029 (Callable 06/15/2026)	775,000	910,693
4.000%, 12/15/2037 (Callable 12/15/2028)(Insured by BAM)	500,000	567,679
5.000%, 06/15/2042 (Callable 06/15/2022)	225,000	235,150
New Jersey Turnpike Authority:
5.000%, 01/01/2029 (Callable 01/01/2028)	50,000	62,315
0.831%, 01/01/2030 (1 Month LIBOR USD + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 01/01/2023) (2)	890,000	894,187
Newark Housing Authority,
5.000%, 01/01/2032 (Insured by NATL)	525,000	623,381
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022	550,000	597,065
South Jersey Transportation Authority,
5.000%, 11/01/2041 (Callable 11/01/2030)(Insured by BAM)	1,350,000	1,705,447
State of New Jersey,
5.000%, 06/01/2025	4,000,000	4,706,370
Total New Jersey (Cost $28,001,033)		28,937,763	2.9%

New Mexico
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	270,000	277,384
New Mexico Institute of Mining & Technology:
4.000%, 12/01/2028 (Insured by AGM)	300,000	357,271
4.000%, 12/01/2029 (Insured by AGM)	335,000	394,256
New Mexico Mortgage Finance Authority,
3.500%, 09/01/2041 (Callable 03/01/2026)	780,000	819,727
New Mexico State University,
4.000%, 04/01/2035 (Callable 04/01/2027)	520,000	577,714
Village of Los Ranchos de Albuquerque NM:
4.000%, 09/01/2023	100,000	106,603
4.000%, 09/01/2024	100,000	108,821
4.000%, 09/01/2025	150,000	166,154
5.000%, 09/01/2026	150,000	176,530
5.000%, 09/01/2029	225,000	277,757
5.000%, 09/01/2030	225,000	281,241
Total New Mexico (Cost $3,504,295)		3,543,458	0.4%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	755,000	706,813
Amherst Development Corp.,
5.000%, 10/01/2032 (Callable 10/01/2027)(Insured by AGM)	240,000	286,202
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021) (3)	767,546	780,204
City of New York NY:
5.250%, 07/01/2029 (Callable 07/01/2023)	250,000	273,607
0.040%, 10/01/2040 (Optional Put Date 04/01/2021) (1)	1,500,000	1,500,000
0.060%, 04/01/2042 (Optional Put Date 04/01/2021) (1)	2,500,000	2,500,000
0.220%, 04/01/2042 (Optional Put Date 04/01/2021) (1)	7,500,000	7,500,000
County of Suffolk NY,
5.000%, 05/01/2022	990,000	1,033,535
Dutchess County Local Development Corp.,
5.000%, 07/01/2027 (Callable 07/01/2026)	100,000	119,079
Geneva Development Corp.,
5.000%, 09/01/2029 (Pre-refunded to 09/01/2023)	185,000	206,204
Huntington Local Development Corp.,
4.000%, 07/01/2027	2,450,000	2,460,636
Metropolitan Transportation Authority:
5.000%, 05/15/2021	150,000	150,721
5.000%, 09/01/2021	455,000	462,981
4.000%, 02/01/2022	800,000	821,667
5.000%, 05/15/2022	330,000	345,690
5.000%, 09/01/2022	1,750,000	1,854,506
0.627%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)	980,000	976,127
New York City Housing Development Corp.,
0.700%, 11/01/2060 (Callable 05/01/2023)(Mandatory Tender Date 05/01/2025) (1)	2,500,000	2,503,369
New York City Industrial Development Agency:
5.000%, 03/01/2029 (Insured by AGM)	250,000	316,956
5.000%, 03/01/2030 (Insured by AGM)	250,000	321,910
New York City Transitional Finance Authority:
5.000%, 08/01/2031 (Callable 08/01/2028)	50,000	63,347
5.000%, 08/01/2034 (Callable 08/01/2026)	650,000	780,925
5.000%, 11/01/2035 (Callable 05/01/2029)	715,000	894,080
5.000%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,593,031
4.000%, 05/01/2039 (Callable 11/01/2030)	1,000,000	1,166,917
5.000%, 08/01/2039 (Callable 08/01/2024)	105,000	119,172
0.060%, 02/01/2044 (Optional Put Date 04/01/2021) (1)	4,000,000	4,000,000
New York City Water & Sewer System:
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,137,267
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,137,608
4.000%, 06/15/2042 (Callable 12/15/2029)	2,500,000	2,914,135
0.050%, 06/15/2049 (Optional Put Date 04/01/2021) (1)	600,000	600,000
New York Liberty Development Corp.,
0.410%, 10/01/2035 (Optional Put Date 04/07/2021) (1)(3)	1,000,000	1,000,000
New York State Dormitory Authority:
5.000%, 10/01/2038 (Callable 04/01/2028)	1,500,000	1,864,358
5.000%, 03/15/2043 (Callable 03/15/2029)	3,275,000	4,005,385
5.000%, 03/15/2044 (Callable 03/15/2024)	2,800,000	3,144,594
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	2,000,000	2,014,829
New York State Urban Development Corp.,
4.000%, 03/15/2043 (Callable 09/15/2029)	560,000	639,827
New York Transportation Development Corp.,
5.000%, 12/01/2033 (Callable 12/01/2030)	1,000,000	1,243,033
Onondaga Civic Development Corp.:
3.375%, 10/01/2026 (Callable 10/01/2025)	50,000	49,321
5.000%, 10/01/2040 (Callable 10/01/2025)	95,000	96,602
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	770,000	881,752
St. Lawrence County Industrial Development Agency,
5.000%, 07/01/2034 (Callable 07/01/2026)	345,000	407,734
State of New York Mortgage Agency,
3.500%, 10/01/2043 (Callable 04/01/2023)	175,000	185,006
Town of Oyster Bay NY,
3.000%, 02/01/2022	1,775,000	1,809,781
Utility Debt Securitization Authority,
5.000%, 12/15/2033 (Callable 12/15/2025)	1,175,000	1,404,644
Total New York (Cost $57,554,448)		58,273,555	5.8%

North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	150,000	157,516
North Carolina Housing Finance Agency,
4.000%, 07/01/2047 (Callable 01/01/2027)	470,000	509,785
North Carolina Turnpike Authority:
5.000%, 01/01/2028	250,000	310,510
4.000%, 01/01/2041 (Callable 01/01/2029)(Insured by AGM)	1,000,000	1,139,995
Total North Carolina (Cost $1,936,808)		2,117,806	0.2%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	825,000	836,838
City of Horace ND:
1.900%, 08/01/2022 (Callable 08/01/2021)	1,000,000	1,000,429
3.000%, 05/01/2037 (Callable 05/01/2026)	2,495,000	2,537,170
City of Mandan ND,
2.750%, 09/01/2041 (Callable 05/03/2021)	875,000	875,159
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	1,750,000	1,823,966
5.000%, 05/01/2028 (Callable 05/01/2023)	480,000	520,268
County of Burleigh ND:
4.000%, 11/01/2021	525,000	534,448
2.750%, 02/01/2022 (Callable 04/21/2021)	5,500,000	5,500,806
4.000%, 11/01/2029 (Pre-refunded to 11/01/2022)(Insured by AGM)	850,000	901,093
County of McKenzie ND:
5.000%, 08/01/2022	645,000	678,796
5.000%, 08/01/2023	1,225,000	1,335,827
Jamestown Park District,
2.900%, 07/01/2035 (Callable 04/16/2021)	1,165,000	1,165,319
North Dakota Housing Finance Agency:
3.350%, 07/01/2031 (Callable 01/01/2027)	460,000	497,238
3.000%, 07/01/2034 (Callable 07/01/2028)	100,000	106,298
3.500%, 07/01/2046 (Callable 01/01/2026)	300,000	322,196
4.000%, 01/01/2050 (Callable 07/01/2028)	965,000	1,093,346
State Board of Higher Education of the State of North Dakota:
5.000%, 04/01/2027 (Insured by AGM)	205,000	253,962
5.000%, 04/01/2028 (Insured by AGM)	100,000	126,726
Total North Dakota (Cost $19,808,144)		20,109,885	2.0%

Ohio
Akron Bath Copley Joint Township Hospital District:
5.000%, 11/15/2032 (Callable 11/15/2030)	700,000	883,048
4.000%, 11/15/2033 (Callable 11/15/2030)	400,000	462,405
City of Akron OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	125,000	140,776
City of Middleburg Heights OH,
5.000%, 08/01/2033 (Callable 08/01/2031)	645,000	820,966
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2034 (Callable 07/01/2031)	400,000	517,941
5.000%, 07/01/2036 (Callable 07/01/2031)	600,000	771,533
4.000%, 07/01/2038 (Callable 07/01/2031)	500,000	587,266
Columbus-Franklin County Finance Authority:
3.820%, 11/15/2036 (Callable 11/15/2021)	460,000	463,985
4.000%, 11/15/2038 (Callable 05/15/2022)	335,000	342,464
County of Franklin OH,
0.490%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	1,000,000	1,000,154
County of Licking OH,
4.000%, 12/01/2028 (Pre-refunded to 12/01/2021)	250,000	256,404
County of Lorain OH:
4.000%, 12/01/2028 (Callable 12/01/2023)	180,000	194,287
5.000%, 12/01/2031 (Callable 12/01/2023)	480,000	537,204
3.000%, 12/01/2036 (Callable 12/01/2025)	400,000	421,849
4.000%, 12/01/2040 (Callable 12/01/2025)	245,000	270,903
County of Montgomery OH:
4.000%, 08/01/2037 (Callable 02/01/2031)	400,000	472,530
5.000%, 08/01/2039 (Callable 02/01/2031)	825,000	1,057,734
Euclid City School District,
4.000%, 12/01/2037 (Callable 06/01/2027)(Insured by BAM)	160,000	183,190
Franklin County Convention Facilities Authority,
5.000%, 12/01/2032 (Callable 12/01/2029)	500,000	623,229
Little Miami Local School District,
5.000%, 11/01/2036 (Callable 11/01/2025)(Insured by SD CRED PROG)	1,845,000	2,176,498
Northeast Ohio Medical University:
5.000%, 12/01/2028	100,000	122,506
4.000%, 12/01/2035 (Callable 12/01/2030)	300,000	340,749
3.000%, 12/01/2040 (Callable 12/01/2030)	475,000	478,085
Ohio Air Quality Development Authority,
2.400%, 12/01/2038 (Callable 10/01/2024)(Mandatory Tender Date 10/01/2029) (1)	500,000	526,707
Ohio Higher Educational Facility Commission:
5.000%, 03/01/2025	655,000	725,246
5.000%, 05/01/2026	200,000	240,424
5.000%, 05/01/2027 (Callable 05/01/2026)	610,000	729,170
5.000%, 05/01/2028 (Callable 05/01/2026)	475,000	564,381
Ohio Housing Finance Agency:
3.200%, 09/01/2036 (Callable 09/01/2025)(Insured by GNMA)	780,000	814,238
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	215,000	232,428
Ohio Turnpike & Infrastructure Commission:
0.000%, 02/15/2034 (Callable 02/15/2031) (7)	1,920,000	2,351,088
0.000%, 02/15/2036 (Callable 02/15/2031) (7)	335,000	409,808
Port of Greater Cincinnati Development Authority:
5.000%, 04/01/2028	230,000	287,075
5.000%, 04/01/2030	230,000	295,621
State of Ohio:
5.000%, 11/15/2028 (Callable 05/15/2023)	225,000	246,239
5.000%, 11/15/2035 (Callable 11/15/2030)	605,000	758,029
4.000%, 11/15/2036 (Callable 11/15/2030)	635,000	725,235
Streetsboro City School District,
4.500%, 12/01/2044 (Callable 12/01/2026)	725,000	855,724
Tender Option Bond Trust,
0.260%, 06/15/2056 (Callable 06/15/2031)(Optional Put Date 04/07/2021) (1)(3)	1,560,000	1,560,000
Warren City School District:
4.000%, 12/01/2030 (Callable 12/01/2026)(Insured by SD CRED PROG)	1,215,000	1,380,472
4.000%, 12/01/2031 (Callable 12/01/2026)(Insured by SD CRED PROG)	695,000	783,151
4.000%, 12/01/2036 (Callable 12/01/2026)(Insured by SD CRED PROG)	460,000	509,678
Warrensville Heights City School District:
4.000%, 11/01/2035 (Callable 11/01/2024)(Insured by BAM)	200,000	214,937
4.000%, 11/01/2037 (Callable 11/01/2024)(Insured by BAM)	500,000	535,720
Total Ohio (Cost $26,713,271)		27,871,077	2.8%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	250,000	253,731
Oklahoma Development Finance Authority:
2.600%, 03/01/2024	425,000	426,424
0.170%, 08/15/2031 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	5,000,000	5,000,000
Oklahoma Housing Finance Agency,
3.000%, 09/01/2039 (Callable 03/01/2028)(Insured by GNMA)	235,000	244,397
Oklahoma Turnpike Authority,
4.000%, 01/01/2038 (Callable 01/01/2027)	600,000	683,693
Total Oklahoma (Cost $6,620,865)		6,608,245	0.7%

Oregon
Clackamas Community College District,
5.000%, 06/15/2040 (Callable 06/15/2027) (7)	475,000	572,543
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)	25,000	30,477
Clatsop County School District No. 1-C,
0.000%, 06/15/2041 (Callable 06/15/2029)(Insured by SCH BD GTY)	785,000	386,258
Clatsop County School District No. 30,
0.000%, 06/15/2038 (Callable 06/15/2029)(Insured by SCH BD GTY)	425,000	241,596
Multnomah & Clackamas Counties School District No. 10JT,
0.000%, 06/15/2031 (Callable 06/15/2029)(Insured by SCH BD GTY)	110,000	90,866
Oregon State Facilities Authority:
5.000%, 10/01/2024	200,000	228,595
5.000%, 10/01/2026	100,000	120,813
5.000%, 10/01/2027	150,000	185,363
Port of Morrow OR,
0.130%, 02/01/2027 (1)	3,360,000	3,360,000
Salem Hospital Facility Authority:
5.000%, 05/15/2033 (Callable 05/15/2026)	105,000	119,314
5.000%, 05/15/2035 (Callable 05/15/2026)	500,000	583,140
Umatilla County School District No. 6R:
0.000%, 06/15/2028 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	100,000	112,120
0.000%, 06/15/2030 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	100,000	110,862
0.000%, 06/15/2033 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	200,000	219,387
0.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	540,000	589,436
Washington Clackamas & Yamhill Counties School District No. 88J,
0.000%, 06/15/2046 (Callable 06/15/2028)(Insured by SCH BD GTY)	500,000	202,731
Total Oregon (Cost $6,838,259)		7,153,501	0.7%

Pennsylvania
Bloomsburg PA Area School District,
4.000%, 09/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	270,955
Commonwealth Financing Authority:
5.000%, 06/01/2022	750,000	789,512
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,525,000	1,728,329
Dauphin County General Authority,
5.000%, 06/01/2029 (Callable 06/01/2026)	690,000	824,138
Delaware County Authority:
4.000%, 10/01/2021	200,000	203,008
5.000%, 10/01/2023	240,000	263,415
Delaware County Industrial Development Authority,
0.080%, 09/01/2045 (Optional Put Date 04/01/2021) (1)	6,000,000	6,000,000
Delaware Valley Regional Finance Authority:
0.957%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	1,000,000	1,003,597
0.140%, 11/01/2055 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	7,000,000	7,000,000
East Hempfield Township Industrial Development Authority:
5.000%, 12/01/2025	225,000	265,044
5.000%, 07/01/2030 (Callable 07/01/2023)	700,000	712,852
Lancaster County Hospital Authority,
0.100%, 05/15/2030 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	500,000	500,000
Lancaster Higher Education Authority:
4.000%, 10/01/2030 (Callable 10/01/2028)(Insured by BAM)	400,000	471,564
4.000%, 10/01/2031 (Callable 10/01/2028)(Insured by BAM)	500,000	586,581
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	525,000	550,269
Mid Valley School District:
4.000%, 03/15/2033 (Callable 03/15/2025)(Insured by BAM)	115,000	127,299
4.000%, 03/15/2034 (Callable 03/15/2025)(Insured by BAM)	650,000	718,093
4.000%, 03/15/2035 (Callable 03/15/2025)(Insured by BAM)	835,000	921,358
Montgomery County Higher Education & Health Authority:
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	245,000	245,287
4.000%, 05/01/2036 (Mandatory Tender Date 05/01/2022) (1)	610,000	619,547
Montgomery County Industrial Development Authority,
5.000%, 11/15/2036 (Callable 11/15/2026)	600,000	694,043
Pennsylvania Economic Development Financing Authority,
4.000%, 11/15/2034 (Callable 11/15/2027)	1,000,000	1,157,402
Pennsylvania Higher Educational Facilities Authority,
5.000%, 07/01/2035 (Callable 07/01/2026)	300,000	321,502
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	305,000	323,181
4.000%, 10/01/2049 (Callable 10/01/2028)	1,780,000	1,936,414
Pennsylvania Turnpike Commission:
5.000%, 06/01/2030 (Callable 12/01/2025)	280,000	332,584
6.000%, 12/01/2030 (Callable 12/01/2027)(Insured by BAM) (7)	205,000	267,904
0.000%, 12/01/2037 (Callable 12/01/2026)(Insured by AGM) (7)	155,000	172,059
0.000%, 12/01/2037 (Callable 12/01/2026) (7)	550,000	606,541
5.000%, 12/01/2038 (Callable 12/01/2028) (7)	715,000	883,503
6.375%, 12/01/2038 (Callable 12/01/2027) (7)	745,000	980,114
0.000%, 12/01/2040 (Callable 06/01/2029) (7)	345,000	354,552
Pittsburgh Water & Sewer Authority,
0.710%, 09/01/2040 (1 Month LIBOR USD + 0.650%)(Callable 06/01/2023)(Mandatory Tender Date 12/01/2023)(Insured by AGM) (2)	4,000,000	4,008,688
Reading School District,
5.000%, 02/01/2023 (Insured by AGM)	230,000	249,145
Ridley School District,
4.000%, 09/15/2031 (Callable 03/15/2025)(Insured by ST AID)	830,000	921,628
School District of Philadelphia,
5.000%, 09/01/2023 (Insured by ST AID)	55,000	60,692
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by BAM)	500,000	631,388
State Public School Building Authority:
0.000%, 05/15/2027 (Insured by NATL)	160,000	145,845
0.000%, 05/15/2030 (Insured by NATL)	1,780,000	1,488,675
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)(Insured by ST AID)	250,000	292,469
Westmoreland County Industrial Development Authority:
5.000%, 07/01/2029	725,000	893,154
5.000%, 07/01/2030	550,000	685,890
York Suburban School District,
4.000%, 05/01/2030 (Callable 05/01/2024)(Insured by BAM)	1,780,000	1,938,985
Total Pennsylvania (Cost $42,154,662)		43,147,206	4.3%

Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	20,000	20,177
Rhode Island Commerce Corp.,
5.000%, 07/01/2033 (Callable 07/01/2028)(Insured by BAM)	950,000	1,156,828
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2046 (Callable 04/01/2025)	55,000	56,974
Total Rhode Island (Cost $1,102,623)		1,233,979	0.1%

South Carolina
City of Newberry SC:
5.000%, 09/01/2028 (Insured by AGM)	250,000	319,522
5.000%, 09/01/2029 (Insured by AGM)	225,000	292,946
5.000%, 09/01/2030 (Insured by AGM)	200,000	265,053
City of Walhalla SC,
5.000%, 06/01/2025 (Insured by BAM)	185,000	218,003
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	285,329
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	559,447
South Carolina Jobs-Economic Development Authority:
5.000%, 05/01/2029 (Callable 05/01/2028)	1,080,000	1,341,791
4.000%, 08/15/2030 (Callable 08/15/2026)	270,000	302,433
5.250%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,905,887
0.170%, 05/01/2048 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	5,525,000	5,525,000
South Carolina State Housing Finance & Development Authority:
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)	845,000	868,685
3.800%, 01/01/2049 (Callable 07/01/2027)	345,000	366,242
4.000%, 07/01/2050 (Callable 07/01/2029)	2,950,000	3,339,295
South Carolina Transportation Infrastructure Bank,
0.527%, 10/01/2031 (1 Month LIBOR USD + 0.450%)(Callable 10/01/2021)(Mandatory Tender Date 10/01/2022) (2)	3,980,000	3,982,412
Spartanburg Regional Health Services District:
4.000%, 04/15/2036 (Callable 04/15/2030)(Insured by AGM)	445,000	514,520
4.000%, 04/15/2037 (Callable 04/15/2030)(Insured by AGM)	500,000	575,980
4.000%, 04/15/2038 (Callable 04/15/2030)(Insured by AGM)	500,000	574,272
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	222,372
Total South Carolina (Cost $21,824,245)		22,459,189	2.2%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,618,505
South Dakota Board of Regents Housing & Auxiliary Facilities System,
4.375%, 04/01/2036 (Pre-refunded to 04/01/2021)	150,000	150,000
South Dakota Health & Educational Facilities Authority,
4.000%, 11/01/2040 (Callable 11/01/2025)	155,000	167,360
South Dakota Housing Development Authority:
3.375%, 05/01/2033 (Callable 05/01/2022)	340,000	345,106
4.000%, 05/01/2049 (Callable 05/01/2028)	2,175,000	2,394,975
Total South Dakota (Cost $6,434,266)		6,675,946	0.7%

Tennessee
City of Clarksville TN,
5.000%, 02/01/2032 (Callable 02/01/2026)	1,000,000	1,183,102
City of Jackson TN:
5.000%, 04/01/2029 (Callable 04/01/2025)	555,000	629,560
5.000%, 04/01/2036 (Callable 04/01/2025)	1,950,000	2,191,031
City of Memphis TN:
5.000%, 12/01/2032 (Pre-refunded to 12/01/2024)	530,000	619,015
4.000%, 12/01/2033 (Callable 12/01/2026)	1,300,000	1,504,374
4.000%, 12/01/2033 (Callable 12/01/2027)	480,000	560,599
4.000%, 12/01/2034 (Callable 12/01/2026)	1,310,000	1,511,352
4.000%, 12/01/2035 (Callable 12/01/2026)	275,000	315,126
County of Warren TN,
4.000%, 06/01/2029 (Callable 06/01/2026)(Insured by AGM)	150,000	172,803
Knox County Health Educational & Housing Facility Board:
5.000%, 04/01/2022	200,000	207,590
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	155,673
Nashville & Davidson County Metropolitan Government,
3.000%, 10/01/2024	275,000	280,997
Shelby County Health Educational & Housing Facilities Board,
4.000%, 05/01/2037 (Callable 05/01/2027)	250,000	276,771
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	75,000	91,993
5.000%, 02/01/2027	185,000	221,826
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)	785,000	890,594
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 01/01/2023)	1,430,000	1,470,948
3.550%, 07/01/2039 (Callable 07/01/2024)	230,000	239,184
4.000%, 01/01/2042 (Callable 07/01/2026)	185,000	201,301
3.800%, 07/01/2043 (Callable 01/01/2022)	225,000	226,491
4.000%, 07/01/2043 (Callable 01/01/2023)	130,000	133,619
4.000%, 07/01/2045 (Callable 01/01/2025)	90,000	95,839
3.500%, 01/01/2047 (Callable 01/01/2026)	70,000	74,867
4.500%, 07/01/2049 (Callable 01/01/2028)	815,000	911,922
4.250%, 01/01/2050 (Callable 07/01/2028)	870,000	965,865
Total Tennessee (Cost $14,852,660)		15,132,442	1.5%

Texas
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	250,000	284,614
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)	180,000	209,259
5.000%, 02/15/2038 (Callable 02/15/2025)(PSF Guaranteed)	295,000	331,830
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	1,250,000	1,419,568
Brazoria County Toll Road Authority,
0.000%, 03/01/2043 (Callable 03/01/2030) (7)	470,000	456,664
Central Texas Regional Mobility Authority:
5.000%, 01/01/2027 (Callable 01/01/2026) (6)	2,000,000	2,358,879
4.000%, 01/01/2040 (Callable 01/01/2031) (6)	650,000	754,988
City of Brownsville TX,
4.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)	170,000	193,847
City of Garland TX,
5.000%, 03/01/2033 (Callable 03/01/2026)	835,000	969,073
City of Greenville TX:
5.000%, 02/15/2034 (Callable 02/15/2024)	200,000	223,140
5.000%, 02/15/2035 (Callable 02/15/2024)	175,000	195,037
City of Houston TX,
5.500%, 12/01/2029 (ETM)(Insured by NATL)	500,000	642,784
City of New Braunfels TX,
0.350%, 05/05/2021	2,000,000	2,000,000
City of San Antonio TX:
5.000%, 02/01/2047 (Callable 02/01/2027)	1,000,000	1,181,325
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,500,000	1,559,372
City of Tyler TX,
5.000%, 09/01/2029 (Callable 09/01/2025)	150,000	177,958
Clifton Higher Education Finance Corp.:
4.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)	700,000	797,228
4.000%, 04/01/2034 (Callable 04/01/2030)(PSF Guaranteed)	325,000	382,007
5.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	1,000,000	1,202,569
4.000%, 04/01/2035 (Callable 04/01/2030)(PSF Guaranteed)	250,000	292,679
4.000%, 08/15/2035 (Callable 08/15/2029)(PSF Guaranteed)	1,380,000	1,650,082
County of Harris TX,
5.000%, 08/15/2029 (Callable 08/15/2022)	150,000	159,114
County of Williamson TX,
5.000%, 02/15/2028 (Callable 02/15/2025)	90,000	105,209
Crane County Water District,
5.000%, 02/15/2023	250,000	271,350
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2027 (PSF Guaranteed)	200,000	230,374
4.000%, 02/15/2028 (Callable 02/15/2027)(PSF Guaranteed)	200,000	232,698
4.000%, 02/15/2030 (Callable 02/15/2027)(PSF Guaranteed)	200,000	228,344
4.000%, 02/15/2031 (Callable 02/15/2027)(PSF Guaranteed)	200,000	227,160
5.000%, 02/15/2047 (Callable 02/15/2022)(PSF Guaranteed)	500,000	518,083
Ferris Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2026)(PSF Guaranteed)	560,000	677,661
Fort Bend County Municipal Utility District No. 155,
4.000%, 09/01/2033 (Callable 09/01/2023)(Insured by AGM)	230,000	246,930
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2023 (Insured by BAM)	295,000	318,281
Fort Bend County Municipal Utility District No. 58:
3.000%, 04/01/2033 (Callable 04/01/2029)(Insured by BAM)	400,000	436,275
3.000%, 04/01/2034 (Callable 04/01/2029)(Insured by BAM)	450,000	488,936
3.000%, 04/01/2035 (Callable 04/01/2029)(Insured by BAM)	430,000	466,140
3.000%, 04/01/2037 (Callable 04/01/2029)(Insured by BAM)	825,000	888,269
Fort Bend Independent School District,
5.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)	100,000	121,712
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034 (Callable 10/01/2028) (7)	40,000	45,825
0.000%, 10/01/2036 (Callable 10/01/2028) (7)	305,000	348,007
0.000%, 10/01/2046 (Callable 10/01/2028) (7)	885,000	998,675
0.000%, 10/01/2047 (Callable 10/01/2028) (7)	1,730,000	1,954,411
0.000%, 10/01/2048 (Callable 10/01/2028) (7)	440,000	496,603
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	100,000	115,187
5.000%, 11/15/2033 (Callable 11/15/2027)	115,000	142,274
Harris County Municipal Utility District No. 371,
4.000%, 09/01/2032 (Callable 09/01/2023)(Insured by BAM)	370,000	397,376
Harris County Municipal Utility District No. 500,
3.000%, 12/01/2022 (Insured by AGM)	175,000	182,500
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)	250,000	269,730
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)	285,000	323,924
Houston Higher Education Finance Corp.:
3.375%, 10/01/2037 (Callable 05/03/2021)	320,000	319,093
4.000%, 10/01/2051 (Callable 04/01/2031)	1,000,000	1,057,047
Hunt Memorial Hospital District:
5.000%, 02/15/2028	525,000	640,508
5.000%, 02/15/2030	1,015,000	1,270,712
Lake Travis Independent School District:
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	25,000	25,532
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	35,000	35,730
Laredo Community College District,
5.000%, 08/01/2028 (Callable 08/01/2027)(Insured by BAM)	350,000	430,469
Leander Independent School District,
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	20,000	8,942
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)	965,000	1,164,413
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2023 (Insured by BAM)	200,000	213,506
4.000%, 04/01/2024 (Insured by BAM)	200,000	219,174
Navasota Independent School District,
5.000%, 02/15/2048 (Callable 02/15/2025)(PSF Guaranteed)	2,100,000	2,401,145
New Hope Cultural Education Facilities Finance Corp.:
3.625%, 08/15/2022 (Callable 08/15/2021) (3)	135,000	135,645
5.000%, 08/15/2047 (Callable 08/15/2027)	2,000,000	2,373,701
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	112,433
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	790,996
5.000%, 01/01/2034 (Callable 01/01/2025)	95,000	108,835
0.000%, 09/01/2045 (Pre-refunded to 09/01/2031) (7)	40,000	59,025
Northeast Travis County Utility District:
0.000%, 09/01/2023 (Insured by BAM)	275,000	269,018
3.000%, 09/01/2027 (Insured by BAM)	170,000	190,481
Port of Port Arthur Navigation District,
0.040%, 04/01/2040 (Optional Put Date 04/01/2021) (1)	10,300,000	10,300,000
Red River Education Finance Corp.,
5.000%, 06/01/2022	500,000	522,678
Rio Vista Independent School District,
4.000%, 08/15/2028 (Callable 08/15/2025)(Insured by BAM)	125,000	140,892
Rosebud-Lott Independent School District:
5.500%, 02/15/2030 (Callable 02/15/2025)(PSF Guaranteed)	100,000	117,964
5.500%, 02/15/2031 (Callable 02/15/2025)(PSF Guaranteed)	100,000	117,714
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	160,000	170,700
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,370,000	1,432,465
Sedona Lakes Municipal Utility District No. 1,
4.000%, 09/01/2026 (Callable 09/01/2025)(Insured by BAM)	85,000	96,144
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2027 (Insured by AGM)	250,000	300,031
Sterling Independent School District,
3.000%, 02/15/2028 (Callable 02/15/2024)(PSF Guaranteed)	190,000	202,240
Texas Department of Housing & Community Affairs,
4.750%, 01/01/2049 (Callable 07/01/2028)	3,950,000	4,442,164
Texas Municipal Gas Acquisition & Supply Corp. I:
1.573%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 04/01/2021) (2)	3,000,000	2,981,224
6.250%, 12/15/2026	1,355,000	1,592,010
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2028	400,000	503,675
5.000%, 12/15/2032	300,000	396,705
Texas Municipal Power Agency,
5.000%, 09/01/2047 (Callable 05/03/2021)	500,000	501,599
Tioga Independent School District Public Facility Corp.,
3.250%, 08/15/2027 (Callable 08/15/2024)	200,000	202,222
Town of Providence Village TX,
4.000%, 03/01/2025 (Insured by BAM)	105,000	118,048
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035 (Callable 09/01/2022)(Insured by AGM)	615,000	641,158
Upper Trinity Regional Water District,
5.000%, 08/01/2032 (Callable 08/01/2028)(Insured by BAM)	240,000	298,421
Viridian Municipal Management District:
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	315,000	340,754
4.000%, 12/01/2028 (Callable 12/01/2023)(Insured by AGM)	470,000	506,237
6.000%, 12/01/2035 (Callable 12/01/2024)(Insured by BAM)	90,000	106,619
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)	500,000	594,593
Wimberley Independent School District,
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	330,000	382,354
Total Texas (Cost $65,297,333)		67,008,967	6.7%

Utah
Jordan Valley Water Conservancy District:
5.000%, 10/01/2032 (Callable 10/01/2026)	250,000	302,329
5.000%, 10/01/2033 (Callable 10/01/2026)	350,000	422,015
Midvale Utah Redevelopment Agency,
5.000%, 05/01/2027	290,000	360,956
Salt Lake City Corp.:
5.000%, 07/01/2030 (Callable 07/01/2027)	155,000	189,774
5.000%, 07/01/2042 (Callable 07/01/2027)	2,735,000	3,270,082
South Ogden Conservation District,
4.000%, 02/01/2031 (Callable 02/01/2022)(Insured by MAC)	295,000	303,443
Timpanogos Special Service District,
4.000%, 06/01/2029 (Callable 06/01/2024)	50,000	54,112
University of Utah,
4.000%, 08/01/2039 (Callable 08/01/2030)	1,760,000	2,113,268
Utah Charter School Finance Authority:
5.000%, 04/15/2027 (Callable 04/15/2026)(Insured by UT CSCE)	365,000	431,343
4.000%, 04/15/2028 (Insured by UT CSCE)	210,000	243,637
5.000%, 04/15/2028 (Callable 04/15/2026)(Insured by UT CSCE)	720,000	846,642
5.250%, 10/15/2028 (Callable 10/15/2023)(Insured by UT CSCE)	400,000	443,049
4.000%, 04/15/2029 (Insured by UT CSCE)	225,000	263,418
5.000%, 10/15/2032 (Callable 10/15/2027)(Insured by UT CSCE)	285,000	336,287
5.000%, 10/15/2036 (Callable 04/15/2023)(Insured by UT CSCE)	700,000	750,515
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	520,000	595,927
5.000%, 10/15/2043 (Callable 10/15/2023)(Insured by UT CSCE)	2,250,000	2,438,064
5.000%, 10/15/2043 (Callable 10/15/2027)(Insured by UT CSCE)	1,000,000	1,150,710
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	215,000	231,216
Utah Infrastructure Agency:
5.000%, 10/15/2026	140,000	168,048
5.000%, 10/15/2027	125,000	152,399
Utah Transit Authority,
5.000%, 12/15/2029 (Callable 06/15/2028)	75,000	93,437
Total Utah (Cost $14,731,161)		15,160,671	1.5%

Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)	275,000	339,302
Vermont Educational & Health Buildings Financing Agency,
5.000%, 12/01/2035 (Callable 06/01/2026)	710,000	836,917
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)	115,000	121,657
Vermont Public Power Supply Authority:
5.000%, 07/01/2027	660,000	810,838
5.000%, 07/01/2028 (Callable 07/01/2027)	500,000	609,833
Winooski School District,
1.250%, 10/15/2021	3,500,000	3,508,638
Total Vermont (Cost $6,146,555)		6,227,185	0.6%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST AID)	290,000	298,918
Salem Economic Development Authority,
5.000%, 04/01/2021	250,000	250,000
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	3,000,000	3,099,902
Total Virginia (Cost $3,577,812)		3,648,820	0.4%

Washington
Clark & Skamania Counties School District No. 112-6,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)	160,000	188,111
County of King WA:
4.000%, 07/01/2035 (Callable 01/01/2026)	1,000,000	1,129,356
5.000%, 01/01/2037 (Callable 01/01/2029)	2,000,000	2,528,600
Energy Northwest,
5.000%, 07/01/2030 (Callable 07/01/2028)	600,000	764,758
King County Housing Authority,
5.000%, 12/01/2030 (Callable 12/01/2026)	1,125,000	1,339,029
King County Public Hospital District No. 1,
5.000%, 12/01/2029 (Callable 12/01/2028)	1,050,000	1,311,273
Lewis County School District No. 302,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)	235,000	276,182
Pacific County School District No. 118,
4.000%, 12/01/2025 (Insured by SCH BD GTY)	215,000	246,371
Pend Oreille County Public Utility District No. 1,
5.000%, 01/01/2038 (Callable 01/01/2029)	2,500,000	2,830,513
State of Washington:
5.000%, 02/01/2038 (Callable 02/01/2024)	645,000	720,072
5.000%, 02/01/2039 (Callable 02/01/2029)	1,095,000	1,375,035
5.000%, 06/01/2039 (Callable 06/01/2029)	800,000	1,011,980
5.000%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,628,429
4.000%, 08/01/2042 (Callable 08/01/2022)	345,000	356,725
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037 (Callable 07/01/2025)	100,000	115,925
Washington State Housing Finance Commission:
3.700%, 12/01/2033 (Callable 06/01/2024)	85,000	85,433
3.700%, 12/01/2034 (Callable 06/01/2025)	40,000	42,052
4.000%, 06/01/2049 (Callable 06/01/2028)	445,000	490,529
Total Washington (Cost $15,973,927)		16,440,373	1.6%

Wisconsin
Appleton Redevelopment Authority,
0.150%, 06/01/2036 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	1,700,000	1,700,000
Milwaukee Redevelopment Authority:
5.000%, 11/15/2030 (Callable 11/15/2026)	225,000	272,629
5.000%, 11/15/2032 (Callable 11/15/2026)	175,000	211,727
Public Finance Authority:
5.000%, 01/01/2022	150,000	155,062
5.000%, 01/01/2023	190,000	204,921
5.000%, 10/01/2023 (3)	2,125,000	2,290,320
5.000%, 01/01/2024	230,000	256,590
5.000%, 10/01/2024 (3)	875,000	966,771
5.000%, 01/01/2025	260,000	299,207
3.000%, 04/01/2025 (3)	425,000	435,767
5.000%, 06/15/2025	220,000	251,315
3.000%, 03/01/2026 (Callable 05/03/2021) (3)	1,250,000	1,250,467
0.000%, 09/01/2028 (Pre-refunded to 09/01/2026)	130,000	113,653
5.000%, 03/01/2031 (Callable 03/01/2026)	440,000	517,154
5.000%, 10/01/2044 (Callable 04/01/2029)	1,750,000	2,118,967
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2023 (ETM)(Insured by NATL)	25,000	24,699
Tender Option Bond Trust,
0.310%, 05/01/2054 (Callable 05/03/2021)(Optional Put Date 04/07/2021) (1)(3)	498,000	498,000
University of Wisconsin Hospitals & Clinics:
5.000%, 04/01/2036 (Callable 10/01/2028)	465,000	566,634
5.000%, 04/01/2038 (Pre-refunded to 04/01/2023)	830,000	908,866
Village of Mount Pleasant WI:
4.000%, 04/01/2035 (Callable 04/01/2028)	1,795,000	2,046,558
5.000%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,231,411
4.000%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,133,449
5.000%, 04/01/2038 (Callable 04/01/2028)	1,000,000	1,224,944
5.000%, 04/01/2048 (Callable 04/01/2028)	1,435,000	1,711,709
Wisconsin Center District:
5.250%, 12/15/2023 (ETM)(Insured by AGM)	125,000	134,329
5.250%, 12/15/2023 (Insured by AGM)	75,000	82,689
0.000%, 12/15/2027	525,000	475,699
0.000%, 12/15/2027 (Insured by NATL)	220,000	197,364
5.000%, 12/15/2027 (Callable 06/15/2026)	500,000	607,534
5.250%, 12/15/2027 (ETM)(Insured by AGM)	70,000	85,617
5.250%, 12/15/2027 (Insured by AGM)	195,000	237,040
0.000%, 12/15/2028 (Insured by AGM)	1,025,000	902,542
0.000%, 12/15/2028	255,000	224,535
5.000%, 12/15/2028 (Callable 06/15/2026)	345,000	418,023
0.000%, 12/15/2029	315,000	268,713
0.000%, 12/15/2030	460,000	380,259
0.000%, 12/15/2030 (Insured by AGM)	645,000	533,189
5.000%, 12/15/2030 (Callable 12/15/2022)	395,000	415,764
5.000%, 12/15/2030 (Callable 06/15/2026)	500,000	602,720
5.000%, 12/15/2031 (Callable 06/15/2026)	300,000	361,463
0.000%, 12/15/2037 (Callable 06/15/2026)(Insured by BAM)	1,980,000	1,137,067
Wisconsin Health & Educational Facilities Authority:
5.000%, 03/01/2022	125,000	128,666
5.000%, 11/01/2022	120,000	123,750
5.000%, 07/01/2023	165,000	181,333
5.000%, 11/01/2023	125,000	131,047
5.000%, 07/01/2024	250,000	284,650
5.000%, 11/01/2024	155,000	164,991
4.000%, 09/15/2025 (Callable 09/15/2023)	225,000	234,858
5.000%, 11/01/2025	245,000	264,046
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	56,620
2.250%, 11/01/2026 (Callable 11/01/2021)	750,000	747,265
5.000%, 08/15/2028 (Callable 08/15/2023)	1,000,000	1,091,599
5.000%, 12/01/2028 (Callable 11/01/2026)	45,000	54,419
5.000%, 08/15/2029 (Callable 08/15/2027)	180,000	223,197
5.000%, 10/01/2029	545,000	699,973
5.000%, 12/15/2030 (Callable 12/15/2024)	480,000	549,204
5.000%, 04/01/2031	250,000	304,505
5.000%, 02/15/2032 (Callable 02/15/2022)	670,000	691,110
5.000%, 04/01/2032 (Callable 10/01/2022)	290,000	306,967
4.000%, 08/15/2037 (Callable 08/15/2027)	1,905,000	2,178,869
4.375%, 06/01/2039 (Callable 06/01/2022)	175,000	178,888
5.000%, 08/15/2039 (Callable 08/15/2024)	1,400,000	1,563,177
5.250%, 10/15/2039 (Callable 10/15/2021)	710,000	725,054
4.000%, 11/15/2039 (Callable 05/15/2026)	500,000	555,937
5.000%, 11/15/2044 (Callable 11/15/2022)	330,000	349,750
5.000%, 12/15/2044 (Callable 12/15/2024)	500,000	562,968
4.000%, 11/15/2046 (Callable 05/15/2026)	400,000	443,384
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	700,000	834,554
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	2,410,000	2,736,819
Wisconsin Housing & Economic Development Authority:
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	1,215,000	1,318,338
4.250%, 03/01/2049 (Callable 09/01/2028)	1,695,000	1,900,555
Total Wisconsin (Cost $45,806,079)		47,041,860	4.7%

Wyoming
County of Laramie WY:
4.000%, 05/01/2030	500,000	603,844
4.000%, 05/01/2032 (Callable 05/01/2031)	525,000	633,882
4.000%, 05/01/2034 (Callable 05/01/2031)	500,000	598,190
4.000%, 05/01/2036 (Callable 05/01/2031)	600,000	712,951
4.000%, 05/01/2037 (Callable 05/01/2031)	225,000	265,831
Wyoming Community Development Authority:
3.000%, 12/01/2044 (Callable 06/01/2024)	55,000	56,977
4.000%, 12/01/2048 (Callable 06/01/2028)	1,650,000	1,814,950
Total Wyoming (Cost $4,659,606)		4,686,625	0.5%
Total Municipal Bonds (Cost $969,232,418)		997,423,563	99.8%

Closed-End Investment Company
Nuveen AMT-Free Quality Municipal Income Fund, Series D Preferred Shares,
0.410%, 03/01/2029 (1)	4,800,000	4,800,000
Total Closed-End Investment Company (Cost $4,800,000)		4,800,000	0.5%
Total Long-Term Investments (Cost $974,032,418)		1,002,223,563	100.3%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.01% (4)	1,440,408	1,440,408
Total Short-Term Investment (Cost $1,440,408)		1,440,408	0.1%
Total Investments (Cost $975,472,826)		1,003,663,971	100.4%
Liabilities in Excess of Other Assets		(3,634,165)	(0.4)%
TOTAL NET ASSETS		$1,000,029,806	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2021, the value of these securities total $49,194,605, which represents 4.92% of total net assets.

(4)	Seven-day yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2021.

Baird Core Intermediate Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$997,423,563	$–	$997,423,563
Closed-End Investment Company	–	4,800,000	–	4,800,000
Total Long-Term Investments	–	1,002,223,563	–	1,002,223,563
Short-Term Investment
Money Market Mutual Fund	1,440,408	–	–	1,440,408
Total Short-Term Investment	1,440,408	–	–	1,440,408
Total Investments	$1,440,408	$1,002,223,563	$–	$1,003,663,971

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.